Capital Group U.S. Multi-Sector Income ETF
Investment portfolio
March 31, 2026
unaudited

Bonds, notes & other debt instruments 96.52% Corporate bonds and notes 73.83% Financials 15.52%	Principal amount (000)	Value (000)
Air Lease Corp. 4.85% 3/24/2031 (a)	USD1,465	$1,447
Air Lease Corp. 5.50% 3/24/2036 (a)	1,235	1,217
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (a)	885	885
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	5,218	5,053
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (a)	6,200	6,256
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	425	418
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	4,701	4,662
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (b)	EUR200	248
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (b)	100	120
American Express Co. 4.009% 2/9/2029 (USD-SOFR + 0.581% on 2/9/2028) (b)	USD2,475	2,460
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (b)	3,500	3,465
AmWINS Group, Inc. 6.375% 2/15/2029 (a)	950	956
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	5,707	5,472
Aon North America, Inc. 5.45% 3/1/2034	5,501	5,620
Apollo Debt Solutions BDC 5.70% 1/23/2031 (a)	6,500	6,345
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	1,600	1,620
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	8,226	8,068
Ares Capital Corp. 5.25% 4/12/2031	5,790	5,600
Ares Strategic Income Fund 5.55% 4/15/2031 (a)	14,775	14,161
Aretec Group, Inc. 7.50% 4/1/2029 (a)	7,583	7,517
Aretec Group, Inc. 10.00% 8/15/2030 (a)	400	425
Asurion, LLC 8.375% 2/1/2034 (a)	1,750	1,700
Athene Holding, Ltd. 6.625% 5/19/2055	7,829	7,550
Banco de Sabadell SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (b)	EUR1,100	1,330
Banco de Sabadell SA 3.375% 2/18/2033 (1-year EUR-ICE Swap EURIBOR + 1.25% on 2/18/2032) (b)	1,100	1,238
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (b)	USD2,500	2,469
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031) (b)	125	113
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (b)	125	110
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (b)	775	690
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (b)	255	231
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (b)	3,434	3,597
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (b)	3,832	3,910
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (b)	28,150	27,787
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (b)	2,000	1,996
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (b)	1,231	1,255
Banque Federative du Credit Mutuel 5.106% 1/15/2036 (a)	5,366	5,253
BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029) (b)	1,000	983
BlackRock Funding, Inc. 5.25% 3/14/2054	1,767	1,645
Block, Inc. 5.625% 8/15/2030 (a)	3,660	3,642
Block, Inc. 3.50% 6/1/2031	2,003	1,823
Block, Inc. 6.50% 5/15/2032	9,140	9,229
Block, Inc. 6.00% 8/15/2033 (a)	5,127	5,048
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(b)	8,224	8,613
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (a)(b)	7,405	7,223
Capital Group U.S. Multi-Sector Income ETF — Page 1 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Bread Financial Holdings, Inc. 6.75% 5/15/2031 (a)	USD1,650	$1,639
Brown & Brown, Inc. 4.90% 6/23/2030	525	525
Brown & Brown, Inc. 5.25% 6/23/2032	4,193	4,188
Brown & Brown, Inc. 5.55% 6/23/2035	5,707	5,702
Brown & Brown, Inc. 6.25% 6/23/2055	2,596	2,591
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (a)(b)	500	514
CaixaBank SA 5.00% 7/19/2029 (3-month EUR-EURIBOR + 1.65% on 7/19/2028) (b)	EUR1,500	1,795
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (b)	1,500	1,747
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (b)	USD2,501	2,566
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (b)	1,753	1,848
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (b)	6,574	6,797
Capital One Financial Corp. 5.399% 1/30/2037 (USD-SOFR + 1.508% on 1/30/2036) (b)	9,278	9,095
Carlyle Group, Inc. (The) 5.05% 9/19/2035	250	241
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033) (b)	1,292	1,358
Chubb INA Holdings, LLC 5.00% 3/15/2034	8,883	8,936
Chubb INA Holdings, LLC 4.90% 8/15/2035	3,991	3,931
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	9,593	9,626
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (b)	338	335
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	5,652	5,295
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	16,387	13,866
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	14,097	13,126
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	5,521	4,804
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (b)	1,200	1,260
Deutsche Bank AG 4.125% 4/4/2030 (3-month EUR-EURIBOR + 1.50% on 4/4/2029) (b)	EUR1,500	1,752
Deutsche Bank AG 4.50% 7/12/2035 (3-month EUR-EURIBOR + 1.70% on 7/12/2034) (b)	1,500	1,761
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (b)	100	116
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (b)	900	1,074
Freedom Mortgage Holdings, LLC 9.25% 2/1/2029 (a)	USD4,850	4,919
Freedom Mortgage Holdings, LLC 8.375% 4/1/2032 (a)	5,175	5,096
FS KKR Capital Corp. 6.125% 1/15/2030	5,761	5,488
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (b)	1,216	1,255
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (b)	3,075	3,016
Goldman Sachs Group, Inc. 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031 (b)	600	591
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031) (b)	1,617	1,453
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034) (b)	7,265	7,541
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (b)	18,122	17,556
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (b)	3,335	3,262
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031 (a)	10,150	9,855
Golub Capital Private Credit Fund 5.60% 4/15/2031 (a)	4,093	3,908
Hightower Holding, LLC 6.75% 4/15/2029 (a)	5,818	5,717
Hightower Holding, LLC 9.125% 1/31/2030 (a)	200	205
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (b)	3,948	3,961
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (b)	814	859
HUB International, Ltd. 5.625% 12/1/2029 (a)	1,080	1,049
HUB International, Ltd. 7.25% 6/15/2030 (a)	1,947	1,996
HUB International, Ltd. 7.375% 1/31/2032 (a)	5,845	5,965
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (a)(b)	3,959	4,564
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(b)	1,000	1,141
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)	11,568	10,770
ION Platform Finance US, Inc. 9.50% 5/30/2029 (a)	7,838	7,387
ION Platform Finance US, Inc. 9.00% 8/1/2029 (a)	7,612	7,065
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	6,530	5,063
Capital Group U.S. Multi-Sector Income ETF — Page 2 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	USD12,872	$12,161
Jane Street Group, LLC 7.125% 4/30/2031 (a)	430	442
Jane Street Group, LLC 6.125% 11/1/2032 (a)	1,365	1,351
Jane Street Group, LLC 6.75% 5/1/2033 (a)	7,545	7,660
Jefferies Financial Group, Inc. 5.50% 2/15/2036	16,450	15,798
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (b)	278	287
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (b)	2,230	2,263
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (b)	925	927
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (b)	1,183	1,042
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035) (b)	4,000	4,096
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (b)	5,259	5,421
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (b)	550	534
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (b)	725	710
JPMorgan Chase & Co. 5.193% 2/5/2037 (USD-SOFR + 1.30% on 2/5/2036) (b)	9,003	8,850
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (b)	2,360	2,338
LPL Holdings, Inc. 4.00% 3/15/2029 (a)	385	374
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	180	181
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	290	293
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	13,634	13,583
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	4,764	4,471
Mastercard, Inc. 4.875% 5/9/2034	556	559
Mastercard, Inc. 4.55% 1/15/2035	3,921	3,853
Morgan Stanley 4.123% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (b)	500	495
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (b)	1,100	1,078
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (b)	2,318	2,280
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033) (b)	402	403
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034) (b)	3,998	4,152
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (b)	6,304	6,459
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (b)	8,578	8,296
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (b)	9,223	9,039
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039) (b)	200	205
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (b)	731	695
Navient Corp. 4.875% 3/15/2028	1,000	945
Navient Corp. 9.375% 7/25/2030	963	940
Navient Corp. 11.50% 3/15/2031	846	861
Navient Corp. 7.875% 6/15/2032	11,040	9,857
Navient Corp. 5.625% 8/1/2033	19,782	15,444
OneMain Finance Corp. 6.125% 5/15/2030	1,000	979
OneMain Finance Corp. 7.50% 5/15/2031	7,975	8,023
OneMain Finance Corp. 7.125% 11/15/2031	7,781	7,716
OneMain Finance Corp. 7.125% 9/15/2032	12,073	11,905
OneMain Finance Corp. 6.50% 3/15/2033	765	732
OneMain Finance Corp. 6.75% 9/15/2033	480	461
Osaic Holdings, Inc. 6.75% 8/1/2032 (a)	2,270	2,272
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	8,996	8,888
Oxford Finance, LLC 6.375% 2/1/2027 (a)	235	233
PennyMac Financial Services, Inc. 7.875% 12/15/2029 (a)	385	394
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	1,295	1,251
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (b)	EUR150	187
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (b)	850	1,017
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (b)	USD1,754	1,762
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (b)	4,129	4,563
Capital Group U.S. Multi-Sector Income ETF — Page 3 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (b)	USD6,897	$7,097
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034) (b)	6,825	6,914
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (b)	4,509	4,605
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (b)	2,522	2,529
Ryan Specialty, LLC 4.375% 2/1/2030 (a)	445	432
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	1,085	1,073
Starwood Property Trust, Inc. 5.75% 1/15/2031 (a)	4,445	4,395
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (b)	601	609
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (b)	1,833	1,833
Synchrony Financial 7.25% 2/2/2033	6,793	6,943
Synchrony Financial 6.00% 7/29/2036 (USD-SOFR Index + 2.07% on 7/29/2035) (b)	6,991	6,900
Travelers Cos., Inc. 5.05% 7/24/2035	128	128
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (b)	763	772
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (b)	3,137	3,179
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (b)	4,854	5,060
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (b)	8,115	8,374
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (b)	2,922	2,831
U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032) (b)	200	210
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (b)	25	26
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (b)	5,980	6,178
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (b)	7,740	7,912
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (a)(b)	1,404	1,288
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033) (a)(b)	2,725	2,898
USI, Inc. 7.50% 1/15/2032 (a)	270	274
Voyager Parent, LLC 9.25% 7/1/2032 (a)	4,740	4,924
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (b)	250	253
Wells Fargo & Co. 2.39% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (b)	25	24
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (b)	1,100	1,119
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (b)	4,569	4,677
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (b)	1,380	1,345
		699,148
Energy 8.24%
3R Lux SARL 9.75% 2/5/2031 (a)	1,798	1,847
Antero Midstream Partners, LP 5.75% 7/1/2034 (a)	1,370	1,351
Antero Resources Corp. 5.40% 2/1/2036	4,815	4,738
APA Corp. 5.25% 2/1/2042	1,188	1,018
Archrock Services, LP 6.00% 2/1/2034 (a)	315	312
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	5,540	5,538
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	460	467
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	1,565	1,593
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	605	625
Borr IHC, Ltd. 10.00% 11/15/2028 (a)	4,432	4,549
Borr IHC, Ltd. 10.375% 11/15/2030 (a)	663	674
Caturus Energy, LLC 8.50% 2/15/2030 (a)	685	711
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)	555	573
CNX Resources Corp. 7.375% 1/15/2031 (a)	6,141	6,314
CNX Resources Corp. 7.25% 3/1/2032 (a)	6,120	6,310
CNX Resources Corp. 5.875% 3/1/2034 (a)	1,845	1,798
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	2,104	2,078
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	5,187	5,025
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	6,050	6,297
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	5,670	5,757
Capital Group U.S. Multi-Sector Income ETF — Page 4 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Crescent Energy Finance, LLC 7.875% 4/15/2032 (a)	USD3,160	$3,231
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	5,219	5,222
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	470	492
Devon Energy Corp. 5.75% 9/15/2054	1,864	1,753
Diamondback Energy, Inc. 5.15% 1/30/2030	313	320
Diamondback Energy, Inc. 5.75% 4/18/2054	4,942	4,677
Diamondback Energy, Inc. 5.90% 4/18/2064	1,211	1,147
DT Midstream, Inc. 4.375% 6/15/2031 (a)	750	723
Ecopetrol SA 7.75% 2/1/2032	1,550	1,567
Ecopetrol SA 8.875% 1/13/2033	1,835	1,933
Ecopetrol SA 8.375% 1/19/2036	1,865	1,893
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	685	638
Enterprise Products Operating, LLC 5.20% 1/15/2036	266	268
EOG Resources, Inc. 4.40% 7/15/2028	205	206
EOG Resources, Inc. 5.95% 7/15/2055	500	509
EQT Corp. 4.75% 1/15/2031	3,356	3,340
Expand Energy Corp. 4.75% 2/1/2032	285	278
Exxon Mobil Corp. 3.452% 4/15/2051	4,115	2,934
Genesis Energy, LP 8.25% 1/15/2029	1,895	1,959
Genesis Energy, LP 8.875% 4/15/2030	3,270	3,417
Genesis Energy, LP 7.875% 5/15/2032	1,790	1,842
Genesis Energy, LP 6.75% 3/15/2034	3,730	3,715
GeoPark, Ltd. 8.75% 1/31/2030 (a)	4,550	4,486
Global Partners, LP 8.25% 1/15/2032 (a)	3,105	3,222
GreenSaif Pipelines Bidco SARL 5.852% 2/23/2036 (a)	2,250	2,261
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (a)	520	532
Harvest Midstream I, LP 7.50% 9/1/2028 (a)	875	884
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	1,934	1,975
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	2,520	2,538
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	900	877
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	2,231	2,161
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	3,063	3,198
Infinity Natural Resources, LLC 7.625% 4/1/2031 (a)	805	810
Kodiak Gas Services, LLC 5.875% 4/1/2031 (a)	1,060	1,066
Kodiak Gas Services, LLC 6.50% 10/1/2033 (a)	865	875
Kodiak Gas Services, LLC 6.75% 10/1/2035 (a)	865	879
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029 (a)	2,780	2,840
Leviathan Bond, Ltd. 6.75% 6/30/2030 (a)	980	997
Matador Resources Co. 6.25% 4/15/2033 (a)	5,952	5,961
Matador Resources Co. 6.00% 4/15/2034 (a)	760	756
MPLX, LP 5.40% 9/15/2035	2,129	2,120
Murphy Oil Corp. 6.00% 10/1/2032	4,865	4,836
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	4,235	4,449
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (c)(d)(e)	4,788	4,788
NFE Financing, LLC 12.00% 11/15/2029 (a)(f)(g)	32,948	14,929
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	1,530	1,577
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	2,870	2,960
Noble Finance II, LLC 8.00% 4/15/2030 (a)	5,835	6,011
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	8,751	9,105
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	390	404
Odebrecht Drilling Services, LLC 7.50% 12/1/2030 (a)	1,775	1,744
Permian Resources Operating, LLC 8.00% 4/15/2027 (a)	162	162
Permian Resources Operating, LLC 5.875% 7/1/2029 (a)	830	831
Permian Resources Operating, LLC 9.875% 7/15/2031 (a)	1,135	1,205
Capital Group U.S. Multi-Sector Income ETF — Page 5 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	USD8,949	$9,273
Permian Resources Operating, LLC 6.25% 2/1/2033 (a)	1,260	1,284
Petroleos Mexicanos 5.95% 1/28/2031	5,913	5,658
Petroleos Mexicanos 6.70% 2/16/2032	2,612	2,559
Petroleos Mexicanos 6.375% 1/23/2045	74	58
Petroleos Mexicanos 6.75% 9/21/2047	131	105
Petroleos Mexicanos 6.35% 2/12/2048	33	25
Petroleos Mexicanos 7.69% 1/23/2050	314	272
Petroleos Mexicanos 6.95% 1/28/2060	5,863	4,625
Pluspetrol SA 8.50% 5/30/2032 (a)	3,082	3,205
Raizen Fuels Finance SA 6.70% 2/25/2037 (a)	2,115	1,143
Range Resources Corp. 4.75% 2/15/2030 (a)	320	312
Repsol E&P Capital Markets US, LLC 5.976% 9/16/2035 (a)	4,636	4,721
Shell Finance US, Inc. 3.00% 11/26/2051 (a)	1,650	1,052
SM Energy Co. 8.375% 7/1/2028 (a)	2,526	2,597
SM Energy Co. 8.625% 11/1/2030 (a)	5,718	6,036
SM Energy Co. 8.75% 7/1/2031 (a)	6,298	6,587
SM Energy Co. 9.625% 6/15/2033 (a)	190	210
SM Energy Co. 6.625% 4/15/2034 (a)	1,000	998
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	4,723	4,860
Sunoco, LP 7.00% 5/1/2029 (a)	2,745	2,821
Sunoco, LP 4.50% 5/15/2029	2,051	2,001
Sunoco, LP 5.625% 3/15/2031 (a)	1,095	1,091
Sunoco, LP 5.375% 7/15/2031 (a)	2,820	2,799
Sunoco, LP 7.25% 5/1/2032 (a)	5,865	6,072
Sunoco, LP 6.25% 7/1/2033 (a)	2,630	2,644
Sunoco, LP 5.875% 3/15/2034 (a)	1,085	1,074
Sunoco, LP 5.625% 7/15/2034 (a)	2,615	2,577
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(b)	3,389	3,463
Superior Plus, LP 4.50% 3/15/2029 (a)	50	48
Talos Production, Inc. 9.00% 2/1/2029 (a)	1,275	1,328
Talos Production, Inc. 9.375% 2/1/2031 (a)	3,720	3,944
Targa Resources Corp. 5.40% 7/30/2036	3,005	2,984
TotalEnergies Capital International SA 3.127% 5/29/2050	6,250	4,135
TotalEnergies Capital SA 5.488% 4/5/2054	200	192
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	1,429	1,416
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	3,516	3,615
Transocean International, Ltd. 8.75% 2/15/2030 (a)	6,287	6,558
Transocean International, Ltd. 8.50% 5/15/2031 (a)	2,850	2,991
Transocean International, Ltd. 7.875% 10/15/2032 (a)	680	727
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (a)	810	855
USA Compression Partners, LP 7.125% 3/15/2029 (a)	2,102	2,152
USA Compression Partners, LP 6.25% 10/1/2033 (a)	730	729
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	6,424	6,574
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	6,517	6,048
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	7,035	7,187
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	6,085	6,331
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	2,740	2,944
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	1,655	1,703
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	200	220
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	6,010	6,269
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	5,720	5,958
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	4,505	5,052
Capital Group U.S. Multi-Sector Income ETF — Page 6 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Venture Global Plaquemines LNG, LLC 6.875% 1/31/2036 (a)	USD6,220	$6,592
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (a)	3,936	4,120
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (a)	4,606	4,667
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	4,455	4,517
		371,056
Consumer discretionary 7.97%
Acushnet Co. 5.625% 12/1/2033 (a)	140	139
Advance Auto Parts, Inc. 3.90% 4/15/2030	10,836	9,958
Advance Auto Parts, Inc. 3.50% 3/15/2032	9,061	7,825
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	7,480	7,582
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	1,219	1,192
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	635	614
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	8,198	8,316
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	775	793
Amazon.com, Inc. 4.10% 11/20/2030	1,725	1,705
Amazon.com, Inc. 4.65% 11/20/2035	3,445	3,379
Amazon.com, Inc. 4.875% 3/13/2036	2,821	2,796
Amazon.com, Inc. 5.45% 11/20/2055	750	717
Amazon.com, Inc. 5.80% 3/13/2056	4,084	4,084
Amazon.com, Inc. 5.55% 11/20/2065	350	331
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	5,215	5,045
AutoNation, Inc. 5.89% 3/15/2035	7,940	8,108
Boyd Gaming Corp. 4.75% 12/1/2027	1,020	1,010
Boyne USA, Inc. 4.75% 5/15/2029 (a)	1,010	980
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	7,720	7,429
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	642	650
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	7,634	7,551
Carnival Corp. 5.125% 5/1/2029 (a)	3,765	3,739
Carnival Corp. 7.00% 8/15/2029 (a)	575	597
Carnival Corp. 5.75% 3/15/2030 (a)	10,236	10,323
Carnival Corp. 5.75% 8/1/2032 (a)	4,600	4,604
Carnival Corp. 6.125% 2/15/2033 (a)	10,986	11,102
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	2,185	2,261
Cyprium Corp. 6.125% 4/15/2031 (a)	595	588
Cyprium Corp. 6.375% 4/15/2034 (a)	785	764
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	5,775	5,523
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	4,247	4,069
Ford Motor Co. 7.45% 7/16/2031	375	405
Ford Motor Co. 6.10% 8/19/2032	410	414
Ford Motor Co. 5.291% 12/8/2046	511	400
Ford Motor Credit Co., LLC 2.70% 8/10/2026	100	99
Ford Motor Credit Co., LLC 5.85% 5/17/2027	699	704
Ford Motor Credit Co., LLC 4.95% 5/28/2027	350	350
Ford Motor Credit Co., LLC 3.815% 11/2/2027	607	595
Ford Motor Credit Co., LLC 5.918% 3/20/2028	1,464	1,483
Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,450	1,501
Ford Motor Credit Co., LLC 7.20% 6/10/2030	500	527
Ford Motor Credit Co., LLC 5.73% 9/5/2030	8,931	8,926
Ford Motor Credit Co., LLC 6.054% 11/5/2031	11,588	11,645
Ford Motor Credit Co., LLC 6.532% 3/19/2032	6,208	6,374
Ford Motor Credit Co., LLC 5.753% 4/6/2033	12,075	11,856
Ford Motor Credit Co., LLC 7.122% 11/7/2033	650	683
Ford Motor Credit Co., LLC 6.125% 3/8/2034	4,196	4,158
Capital Group U.S. Multi-Sector Income ETF — Page 7 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 6.50% 2/7/2035	USD13,224	$13,351
Ford Motor Credit Co., LLC 5.869% 10/31/2035	6,350	6,099
General Motors Financial Co., Inc. 5.45% 7/15/2030	299	306
General Motors Financial Co., Inc. 5.45% 9/6/2034	2,770	2,749
General Motors Financial Co., Inc. 5.90% 1/7/2035	3,813	3,883
General Motors Financial Co., Inc. 6.15% 7/15/2035	4,661	4,822
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	5,750	5,106
Genting New York, LLC 7.25% 10/1/2029 (a)	420	422
Gildan Activewear, Inc. 5.40% 10/7/2035 (a)	1,075	1,049
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	700	683
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	950	936
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (a)	3,450	3,241
Hilton Domestic Operating Co., Inc. 5.75% 9/15/2033 (a)	4,680	4,663
Hilton Domestic Operating Co., Inc. 5.50% 3/31/2034 (a)	1,150	1,124
Home Depot, Inc. 4.85% 6/25/2031	591	604
Home Depot, Inc. 4.95% 6/25/2034	2,990	3,013
Home Depot, Inc. 5.30% 6/25/2054	221	207
Home Depot, Inc. 5.40% 6/25/2064	5,990	5,642
Hyundai Capital America 4.875% 6/23/2027 (a)	678	681
International Game Technology PLC 5.25% 1/15/2029 (a)	200	198
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	1,075	1,047
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	535	557
Levi Strauss & Co. 3.50% 3/1/2031 (a)	3,025	2,772
Light and Wonder International, Inc. 7.50% 9/1/2031 (a)	3,599	3,696
Light and Wonder International, Inc. 6.25% 10/1/2033 (a)	980	961
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	3,576	3,399
Lithia Motors, Inc. 5.50% 10/1/2030 (a)	740	726
Newell Brands, Inc. 8.50% 6/1/2028 (a)	330	341
Newell Brands, Inc. 6.375% 5/15/2030	7,980	7,666
Newell Brands, Inc. 6.625% 5/15/2032	10,331	9,897
Newell Brands, Inc. 7.375% 4/1/2036	7,444	6,861
Newell Brands, Inc. 7.50% 4/1/2046	200	161
Nissan Motor Acceptance Co., LLC 5.55% 9/13/2029 (a)	1,410	1,360
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (a)	205	200
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (a)	2,895	2,920
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	5,520	5,595
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	12,900	13,284
Party City Holdings, Inc. 0% 8/27/2030 (c)	74	1
Prosus NV 4.987% 1/19/2052	270	206
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	79	81
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	6,061	5,879
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	375	382
RHP Hotel Properties, LP 5.75% 3/15/2034 (a)	875	864
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (a)	2,427	2,455
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	3,432	3,315
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	6,962	6,843
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	7,850	7,471
Sally Holdings, LLC 6.75% 3/1/2032	7,949	8,142
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	2,000	1,722
Service Corp. International 5.75% 10/15/2032	735	734
Six Flags Entertainment Corp. 8.625% 1/15/2032 (a)	400	401
Sonic Automotive, Inc. 4.625% 11/15/2029 (a)	814	790
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	8,591	8,162
Starbucks Corp. 5.00% 2/15/2034	297	299
Capital Group U.S. Multi-Sector Income ETF — Page 8 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Starbucks Corp. 5.40% 5/15/2035	USD612	$626
Station Casinos, LLC 6.625% 3/15/2032 (a)	1,070	1,075
TopBuild Corp. 5.625% 1/31/2034 (a)	1,140	1,117
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	3,310	3,207
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	770	764
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	731	740
Valvoline, Inc. 3.625% 6/15/2031 (a)	1,685	1,524
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	1,776	1,736
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (a)	595	586
Wynn Macau, Ltd. 5.625% 8/26/2028	450	442
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	5,393	5,656
		359,336
Health care 7.88%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	4,195	4,299
Abbott Laboratories 4.30% 3/15/2033	815	798
Abbott Laboratories 4.65% 3/15/2036	5,305	5,190
AbbVie, Inc. 4.80% 3/15/2029	750	762
AbbVie, Inc. 5.05% 3/15/2034	12,439	12,629
AbbVie, Inc. 4.75% 3/15/2036	3,150	3,092
AbbVie, Inc. 5.35% 3/15/2044	350	341
AbbVie, Inc. 5.55% 3/15/2056	2,421	2,369
AbbVie, Inc. 5.50% 3/15/2064	1,535	1,465
Accendra Health, Inc. 4.50% 3/31/2029 (a)	2,500	1,512
Accendra Health, Inc. 6.625% 4/1/2030 (a)	10,335	4,926
AdaptHealth, LLC 4.625% 8/1/2029 (a)	2,559	2,440
AdaptHealth, LLC 5.125% 3/1/2030 (a)	354	339
Amgen, Inc. 4.20% 2/19/2031	890	878
Amgen, Inc. 4.20% 3/1/2033	9,558	9,229
Amgen, Inc. 5.25% 3/2/2033	12,373	12,702
Amgen, Inc. 4.85% 2/19/2036	7,723	7,591
Amgen, Inc. 5.65% 3/2/2053	6,084	5,897
Amgen, Inc. 5.75% 3/2/2063	1,250	1,203
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (a)	615	634
Ascension Health 4.923% 11/15/2035	1,499	1,482
Avantor Funding, Inc. 3.875% 11/1/2029 (a)	941	884
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	5,635	5,587
Bausch Health Cos., Inc. 5.25% 1/30/2030 (a)	815	527
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)	285	174
Baxter International, Inc. 5.65% 12/15/2035	11,964	11,690
Baxter International, Inc. 3.132% 12/1/2051	1,475	845
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (a)	5,195	5,118
Bristol-Myers Squibb Co. 5.20% 2/22/2034	427	438
Bristol-Myers Squibb Co. 5.55% 2/22/2054	7,401	7,131
Centene Corp. 2.50% 3/1/2031	13,519	11,352
Centene Corp. 2.625% 8/1/2031	5,745	4,807
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	600	566
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	896	962
Cigna Group (The) 5.25% 1/15/2036	4,134	4,141
Cigna Group (The) 6.00% 1/15/2056	4,651	4,662
CVS Health Corp. 5.00% 9/15/2032	1,081	1,082
CVS Health Corp. 5.45% 9/15/2035	11,884	11,934
CVS Health Corp. 6.00% 6/1/2044	750	739
CVS Health Corp. 6.05% 6/1/2054	8,879	8,622
Capital Group U.S. Multi-Sector Income ETF — Page 9 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 6.20% 9/15/2055	USD5,703	$5,654
CVS Health Corp. 6.00% 6/1/2063	671	637
CVS Health Corp. 6.25% 9/15/2065	1,500	1,467
DaVita, Inc. 4.625% 6/1/2030 (a)	705	678
DaVita, Inc. 6.875% 9/1/2032 (a)	9,455	9,694
DaVita, Inc. 6.75% 7/15/2033 (a)	6,665	6,786
Elevance Health, Inc. 5.00% 1/15/2036	8,484	8,315
Elevance Health, Inc. 5.70% 9/15/2055	2,100	1,998
Eli Lilly and Co. 5.10% 2/12/2035	2,992	3,054
Eli Lilly and Co. 4.90% 10/15/2035	2,625	2,625
Endo Finance Holdings, LP 8.50% 4/15/2031 (a)	7,101	7,441
Gilead Sciences, Inc. 5.25% 10/15/2033	2,219	2,296
Gilead Sciences, Inc. 5.10% 6/15/2035	5,005	5,059
Grifols SA 7.50% 5/1/2030	EUR1,700	2,038
Humana, Inc. 5.75% 4/15/2054	USD557	501
Humana, Inc. 6.00% 5/1/2055	1,650	1,531
IQVIA, Inc. 6.25% 6/1/2032 (a)	2,598	2,641
Johnson & Johnson 4.85% 3/1/2032	750	772
Johnson & Johnson 5.25% 6/1/2054	450	445
Medline Borrower, LP 3.875% 4/1/2029 (a)	3,000	2,904
Medline Borrower, LP 5.25% 10/1/2029 (a)	4,800	4,761
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)	4,345	4,277
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	5,830	5,068
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	5,758	5,586
Novartis Capital Corp. 4.90% 3/18/2036	471	470
Novartis Capital Corp. 5.60% 3/18/2046	60	60
Novartis Capital Corp. 5.70% 3/18/2056	223	225
Organon & Co. 4.125% 4/30/2028 (a)	2,500	2,427
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	1,845	1,685
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	300	283
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	6,403	5,955
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (a)(d)	4,381	4,007
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	1,025	1,041
Roche Holdings, Inc. 4.985% 3/8/2034 (a)	1,516	1,538
Sotera Health Holdings, LLC 7.375% 6/1/2031 (a)	3,955	4,090
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	5,080	4,996
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	12,633	12,639
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	988	985
Tenet Healthcare Corp. 6.75% 5/15/2031	3,210	3,283
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	4,615	4,732
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	5,015	5,002
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	5,502	5,899
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	3,332	3,729
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	5,485	5,633
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	2,760	2,049
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	6,145	6,227
Thermo Fisher Scientific, Inc. 4.55% 6/15/2033	302	298
Thermo Fisher Scientific, Inc. 4.902% 2/12/2036	1,098	1,091
UnitedHealth Group, Inc. 5.00% 4/15/2034	4,250	4,255
UnitedHealth Group, Inc. 5.15% 7/15/2034	3,535	3,566
UnitedHealth Group, Inc. 5.30% 6/15/2035	12,350	12,605
UnitedHealth Group, Inc. 5.50% 7/15/2044	2,025	1,956
Capital Group U.S. Multi-Sector Income ETF — Page 10 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 2.90% 5/15/2050	USD444	$277
UnitedHealth Group, Inc. 5.95% 6/15/2055	6,785	6,840
		355,110
Communication services 7.52%
Alphabet, Inc. 4.375% 11/15/2032	1,351	1,344
Alphabet, Inc. 4.40% 2/15/2033	1,330	1,314
Alphabet, Inc. 4.70% 11/15/2035	3,522	3,481
Alphabet, Inc. 4.80% 2/15/2036	2,849	2,838
Altice France 6.50% 3/15/2032 (a)	6,340	6,013
Altice France 6.875% 7/15/2032 (a)	5,429	5,149
AT&T, Inc. 3.50% 9/15/2053	675	443
AT&T, Inc. 3.55% 9/15/2055	240	156
CCO Holdings, LLC 5.00% 2/1/2028 (a)	1,366	1,356
CCO Holdings, LLC 4.75% 3/1/2030 (a)	334	317
CCO Holdings, LLC 4.25% 2/1/2031 (a)	845	771
CCO Holdings, LLC 4.75% 2/1/2032 (a)	1,025	928
CCO Holdings, LLC 4.50% 5/1/2032	1,815	1,623
CCO Holdings, LLC 7.00% 2/1/2033 (a)	4,975	4,994
CCO Holdings, LLC 4.50% 6/1/2033 (a)	13,687	11,926
CCO Holdings, LLC 4.25% 1/15/2034 (a)	9,063	7,762
CCO Holdings, LLC 7.375% 2/1/2036 (a)	7,925	7,899
Charter Communications Operating, LLC 4.40% 4/1/2033	3,545	3,316
Charter Communications Operating, LLC 6.65% 2/1/2034	1,230	1,284
Charter Communications Operating, LLC 6.384% 10/23/2035	7,415	7,535
Charter Communications Operating, LLC 4.80% 3/1/2050	2,690	1,990
Charter Communications Operating, LLC 3.70% 4/1/2051	14,685	9,098
Charter Communications Operating, LLC 3.90% 6/1/2052	2,320	1,478
Charter Communications Operating, LLC 5.25% 4/1/2053	12,105	9,502
Charter Communications Operating, LLC 6.70% 12/1/2055	3,777	3,612
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	1,427	1,435
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)	125	126
Clear Channel Outdoor Holdings, Inc. 7.125% 2/15/2031 (a)	1,250	1,310
Comcast Corp. 5.65% 6/1/2054	3,018	2,783
Connect Finco SARL 9.00% 9/15/2029 (a)	16,636	17,498
CSC Holdings, LLC 5.50% 4/15/2027 (a)	650	565
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	2,524	2,523
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)	10,920	10,909
DISH Network Corp. 11.75% 11/15/2027 (a)	4,275	4,407
EchoStar Corp. 10.75% 11/30/2029	7,964	8,607
EchoStar Corp. 6.75% Cash 11/30/2030 (d)	9,490	9,595
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (a)	25	25
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (a)	4,298	4,306
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (a)	916	922
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (a)	50	51
Gray Media, Inc. 10.50% 7/15/2029 (a)	3,562	3,787
Gray Media, Inc. 4.75% 10/15/2030 (a)	351	271
Gray Media, Inc. 5.375% 11/15/2031 (a)	1,509	1,122
Gray Media, Inc. 9.625% 7/15/2032 (a)	9,309	9,317
Gray Media, Inc. 7.25% 8/15/2033 (a)	713	719
Lamar Media Corp. 3.625% 1/15/2031	325	301
Lamar Media Corp. 5.375% 11/1/2033 (a)	1,375	1,347
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)	930	950
Meta Platforms, Inc. 4.60% 11/15/2032	398	394
Capital Group U.S. Multi-Sector Income ETF — Page 11 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Meta Platforms, Inc. 4.875% 11/15/2035	USD8,071	$7,921
Meta Platforms, Inc. 5.50% 11/15/2045	3,241	3,069
Meta Platforms, Inc. 4.45% 8/15/2052	8,888	6,997
Meta Platforms, Inc. 5.40% 8/15/2054	300	272
Meta Platforms, Inc. 5.625% 11/15/2055	5,918	5,551
Meta Platforms, Inc. 5.75% 11/15/2065	4,112	3,822
News Corp. 3.875% 5/15/2029 (a)	280	270
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	5,719	5,628
Nexstar Media, Inc. 6.50% 9/15/2033 (a)	11,350	11,443
Nexstar Media, Inc. 7.25% 4/15/2034 (a)	10,197	10,238
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (a)	2,295	2,379
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (a)	2,270	2,378
Orange 4.75% 1/13/2033 (a)	1,569	1,552
Orange 5.00% 1/13/2036 (a)	9,902	9,730
Orange 5.75% 1/13/2056 (a)	205	204
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	2,560	2,473
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	575	573
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	6,227	5,835
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	16,022	14,561
Sirius XM Radio, LLC 5.875% 4/15/2032 (a)	1,505	1,497
Snap, Inc. 6.875% 3/1/2033 (a)	11,520	10,887
T-Mobile USA, Inc. 3.50% 2/11/2037	EUR1,250	1,358
Univision Communications, Inc. 8.00% 8/15/2028 (a)	USD5,285	5,367
Univision Communications, Inc. 4.50% 5/1/2029 (a)	7,065	6,643
Univision Communications, Inc. 7.375% 6/30/2030 (a)	6,594	6,466
Univision Communications, Inc. 8.50% 7/31/2031 (a)	7,890	7,935
Univision Communications, Inc. 9.375% 8/1/2032 (a)	5,430	5,600
Verizon Communications, Inc. 2.355% 3/15/2032	167	146
Verizon Communications, Inc. 4.75% 1/15/2033	681	673
Verizon Communications, Inc. 5.00% 1/15/2036	3,687	3,612
Verizon Communications, Inc. 5.75% 11/30/2045	461	449
Verizon Communications, Inc. 3.55% 3/22/2051	310	216
Verizon Communications, Inc. 3.875% 3/1/2052	324	237
Verizon Communications, Inc. 5.875% 11/30/2055	1,009	982
Verizon Communications, Inc. 6.00% 11/30/2065	519	503
Versant Media Group, Inc. 7.25% 1/30/2031 (a)	1,115	1,142
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	150	145
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	1,302	1,154
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	13,639	9,020
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	204	124
WMG Acquisition Corp. 3.875% 7/15/2030 (a)	287	270
		338,721
Information technology 5.33%
Amphenol Corp. 4.40% 2/15/2033	1,059	1,034
Amphenol Corp. 4.625% 2/15/2036	8,100	7,836
Amphenol Corp. 5.30% 11/15/2055	183	172
ams-OSRAM AG 12.25% 3/30/2029 (a)	5,875	6,254
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (a)	3,365	3,343
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)	4,855	4,947
Broadcom, Inc. 5.15% 11/15/2031	1,687	1,731
Broadcom, Inc. 4.55% 2/15/2032	739	733
Broadcom, Inc. 2.60% 2/15/2033	116	101
Broadcom, Inc. 3.469% 4/15/2034	4,144	3,734
Capital Group U.S. Multi-Sector Income ETF — Page 12 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom, Inc. 4.80% 10/15/2034	USD885	$872
Broadcom, Inc. 5.20% 7/15/2035	6,177	6,227
Broadcom, Inc. 4.926% 5/15/2037 (a)	3,891	3,777
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	755	737
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	10,543	10,181
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	6,072	5,764
Cloud Software Group, Inc. 6.625% 8/15/2033 (a)	2,980	2,652
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	9,720	10,132
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	1,500	1,469
Fair Isaac Corp. 6.00% 5/15/2033 (a)	6,565	6,446
Hughes Satellite Systems Corp. 5.25% 8/1/2026	1,663	1,480
Hughes Satellite Systems Corp. 6.625% 8/1/2026	3,762	2,834
Intel Corp. 3.05% 8/12/2051	1,045	635
Intel Corp. 5.60% 2/21/2054	12,550	11,522
Microchip Technology, Inc. 5.05% 3/15/2029	775	786
Microchip Technology, Inc. 5.05% 2/15/2030	5,577	5,627
NCR Atleos Corp. 9.50% 4/1/2029 (a)	2,790	2,988
Oracle Corp. 4.45% 9/26/2030	450	434
Oracle Corp. 4.95% 2/4/2031	8,697	8,512
Oracle Corp. 5.35% 5/4/2033	6,184	6,022
Oracle Corp. 5.50% 8/3/2035	11,469	10,955
Oracle Corp. 5.20% 9/26/2035	15,060	14,134
Oracle Corp. 5.70% 2/4/2036	16,365	15,742
Oracle Corp. 5.875% 9/26/2045	1,000	863
Oracle Corp. 6.50% 2/4/2046	3,509	3,276
Oracle Corp. 5.95% 9/26/2055	14,550	12,250
Oracle Corp. 6.70% 2/4/2056	8,818	8,190
Oracle Corp. 6.10% 9/26/2065	1,000	830
Roper Technologies, Inc. 4.90% 10/15/2034	1,939	1,873
Roper Technologies, Inc. 5.10% 9/15/2035	7,171	6,975
Shift4 Payments, LLC 6.75% 8/15/2032 (a)	335	330
Synopsys, Inc. 4.85% 4/1/2030	2,750	2,771
Synopsys, Inc. 5.15% 4/1/2035	6,850	6,866
Synopsys, Inc. 5.70% 4/1/2055	7,800	7,463
UKG, Inc. 6.875% 2/1/2031 (a)	7,830	7,659
Unisys Corp. 10.625% 1/15/2031 (a)	12,419	10,695
Viasat, Inc. 5.625% 4/15/2027 (a)	3,265	3,245
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (d)(e)	465	510
WULF Compute, LLC 7.75% 10/15/2030 (a)	6,080	6,428
		240,037
Industrials 4.90%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	199	203
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (a)	685	668
AECOM 6.00% 8/1/2033 (a)	105	105
Allison Transmission, Inc. 5.875% 12/1/2033 (a)	315	313
Ambipar Lux SARL 9.875% 2/6/2031 (a)	590	111
Ambipar Lux SARL 10.875% 2/5/2033 (a)	925	142
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	4,615	4,780
Aramark Services, Inc. 5.00% 2/1/2028 (a)	1,320	1,313
ATI, Inc. 4.875% 10/1/2029	1,232	1,216
ATI, Inc. 7.25% 8/15/2030	349	362
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	1,550	1,513
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	1,080	1,034
Capital Group U.S. Multi-Sector Income ETF — Page 13 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	USD1,740	$1,752
BAE Systems PLC 5.30% 3/26/2034 (a)	1,000	1,025
Bidvest Group (UK) PLC 6.20% 9/17/2032	734	734
Boeing Co. (The) 5.15% 5/1/2030	2,687	2,733
Boeing Co. (The) 6.528% 5/1/2034	3,304	3,601
Boeing Co. (The) 5.705% 5/1/2040	730	731
Boeing Co. (The) 5.805% 5/1/2050	1,420	1,374
Boeing Co. (The) 6.858% 5/1/2054	4,121	4,539
Boeing Co. (The) 5.93% 5/1/2060	2,445	2,349
Canadian National Railway Co. 4.375% 9/18/2034	375	363
Canadian Pacific Railway Co. 5.20% 3/30/2035	2,823	2,875
Carpenter Technology Corp. 5.625% 3/1/2034 (a)	310	308
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	340	321
Clean Harbors, Inc. 6.375% 2/1/2031 (a)	45	46
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	1,090	1,088
Columbus McKinnon Corp. 7.125% 2/1/2033 (a)	545	545
CoreLogic, Inc. 4.50% 5/1/2028 (a)	6,956	6,537
CSX Corp. 2.50% 5/15/2051	220	130
Eaton Corp. 4.50% 3/6/2033	2,992	2,952
Eaton Corp. 4.80% 3/6/2036	5,024	4,962
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	4,405	4,556
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	9,160	9,572
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	3,860	3,989
ESAB Corp. 5.625% 4/1/2031 (a)	825	833
FTAI Aviation Investors, LLC 5.875% 4/15/2033 (a)	4,856	4,757
Garda World Security Corp. 6.50% 1/15/2031 (a)	730	741
Garda World Security Corp. 8.375% 11/15/2032 (a)	1,360	1,362
GE Vernova, Inc. 4.25% 2/4/2031	775	767
GE Vernova, Inc. 4.875% 2/4/2036	2,250	2,231
GE Vernova, Inc. 5.50% 2/4/2056	400	385
General Electric Co. 4.30% 7/29/2030	271	271
General Electric Co. 4.90% 1/29/2036	4,398	4,403
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	2,370	2,410
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	4,795	4,920
Herc Holdings, Inc. 5.75% 3/15/2031 (a)	775	764
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	11,260	11,548
Herc Holdings, Inc. 6.00% 3/15/2034 (a)	810	784
Hertz Corp. (The) 4.625% 12/1/2026 (a)	450	408
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (a)	3,439	3,413
Howmet Aerospace, Inc. 3.90% 4/15/2029	1,000	986
Howmet Aerospace, Inc. 4.75% 4/15/2036	1,000	973
Icahn Enterprises, LP 5.25% 5/15/2027	10,786	10,578
Icahn Enterprises, LP 9.75% 1/15/2029	6,520	6,415
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	405	399
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (a)	435	437
LATAM Airlines Group SA 7.875% 4/15/2030 (a)	755	763
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	451	461
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	608	583
Moog, Inc. 5.50% 10/15/2034 (a)	370	372
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	6,695	6,554
Norfolk Southern Corp. 5.05% 8/1/2030	57	58
Norfolk Southern Corp. 4.45% 3/1/2033	15	15
Norfolk Southern Corp. 5.35% 8/1/2054	5,426	5,063
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	5,710	5,829
Capital Group U.S. Multi-Sector Income ETF — Page 14 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Regal Rexnord Corp. 6.40% 4/15/2033	USD6,975	$7,376
Republic Services, Inc. 5.15% 3/15/2035	1,000	1,020
Reworld Holding Corp. 4.875% 12/1/2029 (a)	5,460	5,124
Science Applications International Corp. 5.875% 11/1/2033 (a)	1,285	1,255
Sensata Technologies BV 4.00% 4/15/2029 (a)	3,800	3,670
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	3,943	3,660
Siemens Funding BV 5.80% 5/28/2055 (a)	704	718
Siemens Funding BV 5.90% 5/28/2065 (a)	541	553
TransDigm, Inc. 6.375% 3/1/2029 (a)	300	306
TransDigm, Inc. 6.625% 3/1/2032 (a)	1,500	1,532
TransDigm, Inc. 6.375% 5/31/2033 (a)	13,370	13,309
TransDigm, Inc. 6.25% 1/31/2034 (a)	1,690	1,710
TransDigm, Inc. 6.75% 1/31/2034 (a)	7,600	7,705
TransDigm, Inc. 6.125% 7/31/2034 (a)	2,652	2,612
Union Pacific Corp. 5.10% 2/20/2035	4,092	4,167
Union Pacific Corp. 2.95% 3/10/2052	708	442
Union Pacific Corp. 3.50% 2/14/2053	358	249
Union Pacific Corp. 5.60% 12/1/2054	3,748	3,676
United Airlines Holdings, Inc. 4.875% 3/1/2029	1,000	981
United Rentals (North America), Inc. 5.25% 1/15/2030	385	383
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	2,510	2,545
Waste Connections, Inc. 4.80% 7/15/2036	4,342	4,256
Waste Management, Inc. 4.95% 3/15/2035	500	501
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	615	623
WESCO Distribution, Inc. 7.25% 6/15/2028 (a)	435	438
WESCO Distribution, Inc. 5.25% 4/15/2031 (a)	515	513
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	850	871
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	1,295	1,320
WESCO Distribution, Inc. 5.50% 4/15/2034 (a)	810	800
		220,640
Materials 4.75%
Avient Corp. 6.25% 11/1/2031 (a)	260	262
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	834	873
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	625	621
Ball Corp. 5.50% 9/15/2033	7,901	7,913
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	36	36
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	6,566	6,708
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	334	335
Braskem Netherlands Finance BV 4.50% 1/10/2028	1,489	723
Braskem Netherlands Finance BV 4.50% 1/31/2030	280	131
Braskem Netherlands Finance BV 8.75% 1/12/2031 (a)	2,468	1,172
Braskem Netherlands Finance BV 7.25% 2/13/2033 (a)	3,725	1,732
Braskem Netherlands Finance BV 8.00% 10/15/2034 (a)	6,100	2,840
Braskem Netherlands Finance BV 8.00% 10/15/2034	1,250	582
Braskem Netherlands Finance BV 5.875% 1/31/2050	2,320	974
CAN-PACK SA 3.875% 11/15/2029 (a)	1,420	1,334
Capstone Copper Corp. 6.75% 3/31/2033 (a)	750	746
Celanese US Holdings, LLC 6.85% 11/15/2028	181	188
Celanese US Holdings, LLC 6.50% 4/15/2030	8,272	8,447
Celanese US Holdings, LLC 7.00% 2/15/2031	1,575	1,618
Celanese US Holdings, LLC 6.879% 7/15/2032	8,632	9,018
Celanese US Holdings, LLC 7.20% 11/15/2033	10,554	11,268
Celanese US Holdings, LLC 7.375% 2/15/2034	3,760	3,856
Capital Group U.S. Multi-Sector Income ETF — Page 15 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (a)	USD1,315	$1,307
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	6,988	6,992
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	7,525	7,513
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	300	291
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	4,935	4,832
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	9,605	9,393
Commercial Metals Co. 5.75% 11/15/2033 (a)	725	718
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	8,158	8,046
Dow Chemical Co. (The) 4.80% 1/15/2031	1,750	1,729
Dow Chemical Co. (The) 5.15% 2/15/2034	1,000	976
Dow Chemical Co. (The) 5.35% 3/15/2035	1,793	1,769
Dow Chemical Co. (The) 5.65% 3/15/2036	3,625	3,592
Dow Chemical Co. (The) 4.375% 11/15/2042	2,150	1,687
Dow Chemical Co. (The) 4.80% 5/15/2049	618	480
Dow Chemical Co. (The) 3.60% 11/15/2050	407	262
Dow Chemical Co. (The) 6.90% 5/15/2053	1,125	1,150
Dow Chemical Co. (The) 5.60% 2/15/2054	5,885	5,066
Dow Chemical Co. (The) 5.95% 3/15/2055	367	333
Element Solutions, Inc. 3.875% 9/1/2028 (a)	1,730	1,686
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (a)	2,370	2,282
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(b)(d)	2,308	1,211
FXI Holdings, Inc. 11.00% 11/15/2030 (a)	3,946	3,512
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	740	734
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	715	713
Limak Cimento Sanayi ve Ticaret A.S. 9.75% 7/25/2029	1,458	1,440
LYB International Finance III, LLC 5.125% 1/15/2031	246	247
LYB International Finance III, LLC 5.50% 3/1/2034	1,102	1,096
LYB International Finance III, LLC 6.15% 5/15/2035	7,130	7,342
LYB International Finance III, LLC 5.875% 1/15/2036	5,794	5,816
LYB International Finance III, LLC 3.375% 10/1/2040	405	293
Ma’aden Sukuk, Ltd. 5.25% 1/29/2036 (a)	6,612	6,435
Magnera Corp. 7.25% 11/15/2031 (a)	10,630	9,851
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2027 (a)	2,290	2,201
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (a)	1,175	1,176
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2030 (a)	775	721
Minera Mexico, SA de CV, 5.625% 2/12/2032 (a)	3,435	3,479
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	3,070	3,184
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	4,445	4,573
NOVA Chemicals Corp. 5.25% 6/1/2027 (a)	685	684
PT Krakatau Posco 6.375% 6/11/2029	1,500	1,509
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	5,421	5,501
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	1,105	1,123
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (b)(d)	287	283
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (b)(d)	242	238
Sasol Financing USA, LLC 8.75% 5/3/2029 (e)	480	500
Sasol Financing USA, LLC 8.75% 5/3/2029 (a)	300	312
Sasol Financing USA, LLC 5.50% 3/18/2031	2,000	1,806
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	553	547
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (a)	5,115	5,094
Sealed Air Corp. 4.00% 12/1/2027 (a)	1,425	1,422
Sealed Air Corp. 6.125% 2/1/2028 (a)	2,254	2,284
Sherwin-Williams Co. 5.15% 8/15/2035	1,064	1,071
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (a)	880	869
Stillwater Mining Co. 4.00% 11/16/2026 (e)	1,019	1,011
Capital Group U.S. Multi-Sector Income ETF — Page 16 of 37

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	USD194	$203
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	680	737
Vale Overseas, Ltd. 6.40% 6/28/2054	3,632	3,682
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(b)	4,750	4,679
Veritiv Operating Co. 10.50% 11/30/2030 (a)	650	676
Westlake Corp. 5.55% 11/15/2035	4,276	4,264
		214,000
Consumer staples 4.66%
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	275	262
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	10,570	10,463
Albertsons Cos., Inc. 5.625% 3/31/2032 (a)	1,000	985
Albertsons Cos., Inc. 5.75% 3/31/2034 (a)	7,965	7,802
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	880	890
B&G Foods, Inc. 5.25% 9/15/2027	990	955
B&G Foods, Inc. 8.00% 9/15/2028 (a)	9,578	9,443
BAT Capital Corp. 4.625% 3/22/2033	630	617
BAT Capital Corp. 6.421% 8/2/2033	4,775	5,181
BAT Capital Corp. 6.00% 2/20/2034	3,909	4,133
BAT Capital Corp. 5.625% 8/15/2035	8,602	8,850
BAT Capital Corp. 7.081% 8/2/2053	7,436	8,225
BAT Capital Corp. 6.25% 8/15/2055	261	264
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	9,070	8,459
Coca-Cola Co. 5.20% 1/14/2055	451	427
Constellation Brands, Inc. 2.25% 8/1/2031	1,140	1,006
Constellation Brands, Inc. 4.75% 5/9/2032	3,266	3,243
Coty, Inc. 6.625% 7/15/2030 (a)	1,030	1,022
Coty, Inc. 5.60% 1/15/2031 (a)	10,398	10,072
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	3,000	3,023
Fiesta Purchaser, Inc. 10.00% 9/30/2032 (a)	525	536
Imperial Brands Finance PLC 5.875% 7/1/2034 (a)	8,370	8,613
Imperial Brands Finance PLC 5.625% 7/1/2035 (a)	500	504
Imperial Brands Finance PLC 6.375% 7/1/2055 (a)	1,297	1,294
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (a)	5,535	5,597
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	5,574	5,202
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	3,221	3,141
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032 (a)	535	181
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	250	238
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	8,839	8,220
MARB BondCo PLC 3.95% 1/29/2031	1,606	1,424
Mars, Inc. 5.20% 3/1/2035 (a)	14,637	14,782
Mars, Inc. 5.65% 5/1/2045 (a)	1,330	1,314
Mars, Inc. 5.70% 5/1/2055 (a)	9,344	9,117
Mars, Inc. 5.80% 5/1/2065 (a)	476	467
Minerva Luxembourg SA 8.875% 9/13/2033 (a)	2,190	2,342
Opal Bidco SAS 6.50% 3/31/2032 (a)	975	977
Performance Food Group, Inc. 4.25% 8/1/2029 (a)	166	160
Performance Food Group, Inc. 6.125% 9/15/2032 (a)	3,440	3,451
Performance Food Group, Inc. 5.625% 3/1/2034 (a)	1,070	1,033
Philip Morris International, Inc. 4.75% 11/1/2031	512	515
Philip Morris International, Inc. 5.375% 2/15/2033	2,780	2,859
Philip Morris International, Inc. 5.625% 9/7/2033	6,758	7,054
Philip Morris International, Inc. 5.25% 2/13/2034	7,625	7,768
Capital Group U.S. Multi-Sector Income ETF — Page 17 of 37

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International, Inc. 4.90% 11/1/2034	USD9,797	$9,749
Philip Morris International, Inc. 4.625% 10/29/2035	4,344	4,180
Post Holdings, Inc. 4.625% 4/15/2030 (a)	5,145	4,943
Post Holdings, Inc. 6.25% 2/15/2032 (a)	303	307
Post Holdings, Inc. 6.375% 3/1/2033 (a)	11,190	11,034
Post Holdings, Inc. 6.25% 10/15/2034 (a)	1,825	1,789
Post Holdings, Inc. 6.50% 3/15/2036 (a)	1,845	1,809
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	2,995	2,747
US Foods, Inc. 4.625% 6/1/2030 (a)	320	312
Walmart, Inc. 4.90% 4/28/2035	1,200	1,217
		210,198
Real estate 3.67%
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	2,415	2,284
Boston Properties, LP 2.55% 4/1/2032	3,422	2,938
Boston Properties, LP 2.45% 10/1/2033	5,358	4,338
Boston Properties, LP 6.50% 1/15/2034	1,984	2,080
Boston Properties, LP 5.75% 1/15/2035	10,112	10,061
Forestar Group, Inc. 6.50% 3/15/2033 (a)	1,385	1,370
GGP Retail, LLC 5.75% 5/15/2026 (a)	504	504
Highwoods Realty, LP 7.65% 2/1/2034	5,216	5,791
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	9,171	8,682
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	5,261	4,834
Howard Hughes Corp. (The) 5.875% 3/1/2032 (a)	8,390	8,082
Howard Hughes Corp. (The) 6.125% 3/1/2034 (a)	6,950	6,680
Hudson Pacific Properties, LP 4.65% 4/1/2029	500	427
Hudson Pacific Properties, LP 3.25% 1/15/2030	11,685	9,457
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	335	326
Iron Mountain, Inc. 6.25% 1/15/2033 (a)	1,500	1,496
Kennedy-Wilson, Inc. 4.75% 3/1/2029	3,309	3,263
Kennedy-Wilson, Inc. 4.75% 2/1/2030	7,560	7,568
Kennedy-Wilson, Inc. 5.00% 3/1/2031	9,085	9,100
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,190	1,193
MPT Operating Partnership, LP 5.00% 10/15/2027	13,033	12,143
MPT Operating Partnership, LP 4.625% 8/1/2029	585	456
MPT Operating Partnership, LP 3.50% 3/15/2031	2,440	1,597
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	16,701	16,945
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	8,884	8,534
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	345	346
Piedmont Operating Partnership, LP 5.625% 1/15/2033	3,179	3,091
Prologis, LP 4.75% 6/15/2033	1,110	1,102
Prologis, LP 5.00% 1/31/2035	1,072	1,071
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	140	139
Service Properties Trust 4.95% 2/15/2027	517	519
Service Properties Trust 0% 9/30/2027 (a)	1,895	1,726
Service Properties Trust 3.95% 1/15/2028	5,345	5,117
Service Properties Trust 4.95% 10/1/2029	4,769	4,324
Service Properties Trust 4.375% 2/15/2030	7,640	6,793
Service Properties Trust 8.625% 11/15/2031 (a)	9,227	9,643
Trust 2401 7.70% 1/23/2032 (a)	280	300
VICI Properties, LP 5.625% 4/1/2035	944	940
		165,260
Capital Group U.S. Multi-Sector Income ETF — Page 18 of 37

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities 3.38%	Principal amount (000)	Value (000)
Aegea Finance SARL 9.00% 1/20/2031 (a)	USD476	$477
AEP Transmission Co., LLC 5.375% 6/15/2035	125	127
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	265	264
CenterPoint Energy Houston Electric, LLC 4.85% 4/1/2036	925	906
Comision Federal de Electricidad 6.45% 1/24/2035 (a)	2,040	2,036
Consumers Energy Co. 5.05% 5/15/2035	4,445	4,465
DTE Electric Co. 4.85% 3/1/2036	725	712
Duke Energy Carolinas, LLC 5.35% 1/15/2053	275	258
Duke Energy Corp. 4.50% 8/15/2032	329	324
Duke Energy Florida, LLC 5.875% 11/15/2033	90	96
Duke Energy Florida, LLC 4.85% 12/1/2035	665	653
Edison International 4.125% 3/15/2028	575	565
Edison International 5.25% 11/15/2028	750	756
Edison International 5.45% 6/15/2029	1,245	1,257
Edison International 6.95% 11/15/2029	1,350	1,425
Edison International 5.25% 3/15/2032	6,545	6,484
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (b)	2,800	2,870
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	2,275	2,635
ENEL Finance International NV 5.00% 9/30/2035 (a)	1,250	1,213
Florida Power & Light Co. 5.30% 6/15/2034	4,850	4,988
Florida Power & Light Co. 4.70% 2/15/2036	3,150	3,072
Ithaca Energy (North sea) PLC 8.125% 10/15/2029 (a)	565	580
Long Ridge Energy, LLC 8.75% 2/15/2032 (a)	7,117	7,472
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	275	276
Northern States Power Co. 5.05% 5/15/2035	175	176
Northern States Power Co. 4.85% 5/15/2036	2,375	2,346
Northern States Power Co. 5.65% 5/15/2055	360	354
Pacific Gas and Electric Co. 3.00% 6/15/2028	220	213
Pacific Gas and Electric Co. 4.55% 7/1/2030	74	73
Pacific Gas and Electric Co. 3.25% 6/1/2031	420	388
Pacific Gas and Electric Co. 6.15% 1/15/2033	1,000	1,046
Pacific Gas and Electric Co. 6.40% 6/15/2033	7,145	7,587
Pacific Gas and Electric Co. 5.80% 5/15/2034	50	51
Pacific Gas and Electric Co. 5.70% 3/1/2035	3,875	3,930
Pacific Gas and Electric Co. 6.00% 8/15/2035	225	233
Pacific Gas and Electric Co. 5.20% 5/1/2036	2,435	2,374
Pacific Gas and Electric Co. 3.30% 8/1/2040	135	101
Pacific Gas and Electric Co. 4.95% 7/1/2050	7,673	6,361
Pacific Gas and Electric Co. 3.50% 8/1/2050	13,815	9,142
Pacific Gas and Electric Co. 6.70% 4/1/2053	930	964
Pacific Gas and Electric Co. 5.90% 10/1/2054	605	564
PacifiCorp 5.45% 2/15/2034	5,510	5,492
PacifiCorp 5.80% 4/15/2036	2,968	2,993
PacifiCorp 3.30% 3/15/2051	695	434
PacifiCorp 2.90% 6/15/2052	1,508	860
PacifiCorp 5.35% 12/1/2053	754	647
PacifiCorp 5.50% 5/15/2054	366	321
PacifiCorp 5.80% 1/15/2055	10,285	9,402
PG&E Corp. 5.25% 7/1/2030	6,855	6,768
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (b)	2,309	2,326
Capital Group U.S. Multi-Sector Income ETF — Page 19 of 37

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
PG&E Corp., junior subordinated, 6.85% 9/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.225% on 9/15/2031) (b)	USD5,211	$5,151
Public Service Electric and Gas Co. 5.05% 3/1/2035	2,700	2,721
Public Service Electric and Gas Co. 4.90% 8/15/2035	1,236	1,227
Public Service Electric and Gas Co. 5.625% 1/1/2056	1,775	1,748
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	1,565	1,585
Southern California Edison Co. 4.20% 3/1/2029	25	25
Southern California Edison Co. 5.15% 6/1/2029	2,100	2,130
Southern California Edison Co. 2.85% 8/1/2029	25	24
Southern California Edison Co. 5.45% 6/1/2031	475	486
Southern California Edison Co. 4.80% 3/15/2033	5,150	5,060
Southern California Edison Co. 6.00% 1/15/2034	600	626
Southern California Edison Co. 5.20% 6/1/2034	4,862	4,828
Southern California Edison Co. 4.00% 4/1/2047	219	163
Southern California Edison Co. 3.65% 2/1/2050	6,443	4,424
Southern California Edison Co. 6.20% 9/15/2055	650	645
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)	5,769	6,055
Union Electric Co. 5.25% 4/15/2035	3,250	3,288
Union Electric Co. 5.125% 3/15/2055	50	45
Vistra Operations Co., LLC 4.375% 5/1/2029 (a)	440	430
YPF Energia Electrica SA 7.875% 10/16/2032 (a)	2,755	2,801
		152,519
Municipals 0.01%
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(c)	393	393
Total corporate bonds and notes		3,326,418
Mortgage-backed obligations 12.30% Commercial mortgage-backed securities 8.53%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.289% 11/15/2055 (h)(i)	634	607
ALA Trust, Series 2025-OANA, Class C, (1-month USD CME Term SOFR + 2.092%) 5.765% 6/15/2040 (a)(h)(i)	7,426	7,459
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029 (a)(h)(i)	6,887	7,034
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.746% 11/15/2032 (h)(i)	556	555
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.746% 11/15/2032 (h)(i)	500	479
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056 (h)(i)	375	388
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.412% 4/15/2056 (h)(i)	400	408
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.379% 7/15/2056 (h)(i)	267	279
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.999% 8/15/2056 (h)(i)	380	399
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.605% 12/15/2056 (h)(i)	598	632
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057 (h)(i)	3,265	3,370
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.322% 11/15/2057 (h)(i)	1,972	2,023
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class C, 6.533% 11/15/2057 (h)(i)	629	631
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057 (h)(i)	3,644	3,742
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class C, 6.302% 12/15/2057 (h)(i)	1,961	1,988
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (h)(i)	779	792
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class B, 6.474% 4/15/2058 (h)(i)	1,747	1,810
Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.36% 5/15/2062 (h)(i)	500	420
Bank5, Series 2025-5YR17, Class B, 5.992% 11/15/2058 (h)(i)	1,996	2,043
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 4.592% 3/15/2037 (a)(h)(i)	1,600	1,519
Barclays Commercial Mortgage Securities, LLC, Series 2022-C15, Class C, 3.831% 4/15/2055 (h)(i)	5,684	4,744
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.148% 12/15/2055 (h)(i)	1,008	996
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class AS, 6.07% 4/15/2056 (h)(i)	148	153
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057 (h)	207	204
Capital Group U.S. Multi-Sector Income ETF — Page 20 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C27, Class B, 6.70% 7/15/2057 (h)(i)	USD2,530	$2,628
Barclays Commercial Mortgage Securities, LLC, Series 2024-C28, Class B, 5.894% 9/15/2057 (h)(i)	2,670	2,716
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class B, 6.435% 3/15/2058 (h)(i)	3,571	3,712
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (h)(i)	1,182	1,237
Benchmark Mortgage Trust, Series 2021-B24, Class C, 3.293% 3/15/2054 (h)(i)	980	748
Benchmark Mortgage Trust, Series 2023-B38, Class AM, 6.121% 4/15/2056 (h)(i)	226	233
Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.533% 5/15/2056 (h)(i)	1,074	1,119
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056 (h)(i)	500	512
Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.581% 12/15/2056 (h)(i)	893	934
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (h)(i)	403	418
Benchmark Mortgage Trust, Series 2024-V5, Class C, 7.205% 1/10/2057 (h)(i)	101	103
Benchmark Mortgage Trust, Series 2024-V8, Class B, 7.179% 7/15/2057 (h)(i)	1,897	1,991
Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057 (h)(i)	1,300	1,343
Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.977% 9/15/2057 (h)(i)	3,000	3,036
Benchmark Mortgage Trust, Series 2024-V12, Class B, 6.282% 12/15/2057 (h)(i)	5,000	5,093
Benchmark Mortgage Trust, Series 2025-V15, Class B, 6.425% 6/15/2058 (h)(i)	1,854	1,929
Benchmark Mortgage Trust, Series 2025-V18, Class C, 6.139% 10/15/2058 (h)	3,860	3,854
BFLD Trust, Series 2025-5MW, Class A, 4.83% 10/10/2042 (a)(h)(i)	9,148	9,085
BFLD Trust, Series 2025-5MW, Class D, 6.583% 10/10/2042 (a)(h)(i)	790	802
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.263% 3/15/2041 (a)(h)(i)	1,444	1,443
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056 (h)(i)	1,052	1,083
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.355% 8/15/2056 (h)(i)	403	411
BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057 (a)(h)	167	149
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057 (h)(i)	196	202
BMO Mortgage Trust, Series 2024-5C5, Class B, 6.98% 2/15/2057 (h)(i)	2,268	2,338
BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057 (h)(i)	89	90
BMO Mortgage Trust, Series 2024-5C5, Class C, 7.111% 2/15/2057 (h)(i)	2,836	2,891
BMO Mortgage Trust, Series 2024-5C4, Class C, 7.252% 5/15/2057 (h)(i)	854	876
BMO Mortgage Trust, Series 2024-C9, Class B, 6.562% 7/15/2057 (h)(i)	1,897	1,968
BMO Mortgage Trust, Series 2024-5C6, Class B, 6.086% 9/15/2057 (h)(i)	1,641	1,668
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057 (h)(i)	771	778
BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.062% 6/15/2041 (a)(h)(i)	2,809	2,805
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.323% 12/15/2042 (a)(h)(i)	2,398	2,403
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class B, (1-month USD CME Term SOFR + 1.90%) 5.573% 12/15/2042 (a)(h)(i)	1,453	1,455
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class C, (1-month USD CME Term SOFR + 2.15%) 5.923% 12/15/2042 (a)(h)(i)	985	985
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class D, (1-month USD CME Term SOFR + 2.50%) 6.273% 12/15/2042 (a)(h)(i)	331	330
BX Commercial Mortgage Trust, Series 2024-KING, Class D, (1-month USD CME Term SOFR + 2.49%) 6.162% 5/15/2034 (a)(h)(i)	738	740
BX Commercial Mortgage Trust, Series 2024-GPA2, Class E, (1-month USD CME Term SOFR + 3.54%) 7.212% 11/15/2041 (a)(h)(i)	1,992	1,994
BX Commercial Mortgage Trust, Series 2025-BIO3, Class C, 7.193% 2/10/2042 (a)(h)(i)	1,385	1,395
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B, 3.544% 3/9/2044 (a)(h)(i)	495	466
BX Commercial Mortgage Trust, Series 2026-VLT9, Class A, (1-month USD CME Term SOFR + 1.70%) 5.373% 3/15/2045 (a)(h)(i)	6,000	5,983
BX Commercial Mortgage Trust, Series 2026-VLT9, Class B, (1-month USD CME Term SOFR + 2.15%) 5.823% 3/15/2045 (a)(h)(i)	14,768	14,693
BX Commercial Mortgage Trust, Series 2026-VLT9, Class C, (1-month USD CME Term SOFR + 2.55%) 6.223% 3/15/2045 (a)(h)(i)	6,529	6,498
BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 5.613% 5/15/2034 (a)(h)(i)	2,663	2,667
Capital Group U.S. Multi-Sector Income ETF — Page 21 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.663% 1/17/2039 (a)(h)(i)	USD757	$757
BX Trust, Series 2024-AIRC, Class D, (1-month USD CME Term SOFR + 3.089%) 6.762% 8/15/2039 (a)(h)(i)	3,469	3,477
BX Trust, Series 2024-AIR2, Class D, (1-month USD CME Term SOFR + 2.79%) 6.463% 10/15/2041 (a)(h)(i)	2,825	2,831
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.215% 11/15/2041 (a)(h)(i)	2,295	2,300
BX Trust, Series 2024-GPA2, Class D, (1-month USD CME Term SOFR + 2.591%) 6.263% 11/15/2041 (a)(h)(i)	333	334
BX Trust, Series 2024-FNX, Class D, (1-month USD CME Term SOFR + 2.94%) 6.613% 11/15/2041 (a)(h)(i)	5,882	5,891
BX Trust, Series 2025-BIO3, Class D, 7.193% 2/10/2042 (a)(h)(i)	7,679	7,690
BX Trust, Series 2025-VLT6, Class C, (1-month USD CME Term SOFR + 2.192%) 5.865% 3/15/2042 (a)(h)(i)	5,373	5,331
BX Trust, Series 2025-VLT6, Class D, (1-month USD CME Term SOFR + 2.592%) 6.264% 3/15/2042 (a)(h)(i)	3,282	3,253
BX Trust, Series 2025-GW, Class C, (1-month USD CME Term SOFR + 2.10%) 5.773% 7/15/2042 (a)(h)(i)	5,520	5,528
BX Trust, Series 2020-VIV4, Class A, 2.843% 3/9/2044 (a)(h)	500	464
BX Trust, Series 2020-VIV2, Class C, 3.542% 3/9/2044 (a)(h)(i)	500	467
BX Trust, Series 2025-VLT7, Class A, (1-month USD CME Term SOFR + 1.70%) 5.373% 7/15/2044 (a)(h)(i)	10,420	10,392
BX Trust, Series 2025-VLT7, Class B, (1-month USD CME Term SOFR + 2.00%) 5.673% 7/15/2044 (a)(h)(i)	4,325	4,308
BX Trust, Series 2025-VLT7, Class C, (1-month USD CME Term SOFR + 2.35%) 6.023% 7/15/2044 (a)(h)(i)	3,997	3,975
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.373% 12/15/2044 (a)(h)(i)	8,725	8,714
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 5.773% 12/15/2044 (a)(h)(i)	11,990	11,927
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.673% 12/15/2044 (a)(h)(i)	821	817
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 6.72% 8/15/2041 (a)(h)(i)	2,884	2,863
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 6/10/2028 (a)(h)(i)	1,129	1,124
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040 (a)(h)(i)	245	246
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053 (h)(i)	140	123
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.728% 8/12/2043 (a)(h)(i)	664	604
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/12/2040 (a)(h)(i)	1,546	1,559
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(h)(i)	4,374	4,419
ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039 (a)(h)(i)	744	745
ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2039 (a)(h)(i)	669	670
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.973% 10/15/2042 (a)(h)(i)	2,654	2,658
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.273% 10/15/2042 (a)(h)(i)	2,914	2,925
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.559% 2/10/2056 (h)(i)	495	504
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.559% 2/10/2056 (h)(i)	195	195
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class F, (1-month USD CME Term SOFR + 4.25%) 7.923% 12/15/2039 (a)(h)(i)	4,390	4,418
FS Commercial Mortgage Trust, Series 2023-4SZN, Class D, 9.383% 11/10/2039 (a)(h)(i)	3,655	3,712
Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 6.064% 3/15/2039 (a)(h)(i)	2,642	2,650
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 6.563% 3/15/2039 (a)(h)(i)	960	964
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.133% 3/10/2041 (a)(h)(i)	670	676
GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.507% 3/10/2041 (a)(h)(i)	380	383
GS Mortgage Securities Trust, Series 2024-70P, Class C, 5.881% 3/10/2041 (a)(h)(i)	1,885	1,901
GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.045% 3/10/2041 (a)(h)(i)	2,897	2,960
GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052 (h)	900	743
GS Mortgage Securities Trust, Series 2020-GSA2, Class C, 2.989% 12/12/2053 (h)	2,950	2,358
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 5.714% 3/15/2042 (a)(h)(i)	281	281
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.264% 3/15/2042 (a)(h)(i)	1,630	1,633
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 6.963% 3/15/2042 (a)(h)(i)	2,938	2,888
Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 5.613% 5/15/2037 (a)(h)(i)	2,000	2,002
Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 6.112% 5/15/2037 (a)(h)(i)	2,324	2,327
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (a)(h)(i)	1,076	1,102
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324% 5/10/2039 (a)(h)(i)	945	954
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471% 5/10/2039 (a)(h)(i)	2,026	2,054
Capital Group U.S. Multi-Sector Income ETF — Page 22 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 7.591% 1/13/2040 (a)(h)(i)	USD7,070	$7,185
INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1-month USD CME Term SOFR + 2.25%) 5.923% 3/15/2042 (a)(h)(i)	6,000	6,001
INTOWN Mortgage Trust, Series 2025-STAY, Class D, (1-month USD CME Term SOFR + 2.85%) 6.523% 3/15/2042 (a)(h)(i)	6,000	6,000
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.266% 11/15/2039 (a)(h)(i)	1,381	1,383
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class B, (1-month USD CME Term SOFR + 1.942%) 5.615% 11/15/2039 (a)(h)(i)	2,500	2,505
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class C, (1-month USD CME Term SOFR + 2.242%) 5.915% 11/15/2039 (a)(h)(i)	942	945
KSL Commercial Mortgage Trust, Series 2024-HT2, Class D, (1-month USD CME Term SOFR + 3.29%) 6.962% 12/15/2039 (a)(h)(i)	3,565	3,551
KSL Commercial Mortgage Trust, Series 2024-HT2, Class E, (1-month USD CME Term SOFR + 4.538%) 8.211% 12/15/2039 (a)(h)(i)	4,456	4,476
LV Trust, Series 2024-SHOW, Class C, 5.669% 10/10/2041 (a)(h)(i)	1,619	1,634
Manhattan West, Series 2020-1MW, Class C, 2.412% 9/10/2039 (a)(h)(i)	2,942	2,827
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (h)	483	467
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class C, 5.743% 11/15/2058 (h)(i)	633	622
MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.906% 5/15/2033 (h)(i)	410	430
Multifamily Connecticut Avenue Securities, Series 2020-01, Class M10, (30-day Average USD-SOFR + 3.864%) 7.526% 3/25/2050 (a)(h)(i)	1,090	1,109
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.662% 11/25/2053 (a)(h)(i)	1,401	1,440
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.162% 11/25/2053 (a)(h)(i)	4,882	5,612
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.062% 5/25/2055 (a)(h)(i)	4,963	5,047
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 6.762% 5/25/2055 (a)(h)(i)	1,291	1,296
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047 (a)(h)(i)	475	493
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 5.928% 2/10/2047 (a)(h)(i)	456	469
NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.172% 2/10/2047 (a)(h)(i)	527	538
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (a)(h)(i)	4,590	4,574
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.007% 11/5/2038 (a)(h)(i)	4,664	4,664
NYC Commercial Mortgage Trust, Series 2025-28L, Class D, 6.213% 11/5/2038 (a)(h)(i)	6,723	6,717
NYC Commercial Mortgage Trust, Series 2025-3BP, Class C, (1-month USD CME Term SOFR + 1.892%) 5.565% 2/15/2042 (a)(h)(i)	1,329	1,326
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1-month USD CME Term SOFR + 2.441%) 6.114% 2/15/2042 (a)(h)(i)	1,824	1,823
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, (1-month USD CME Term SOFR + 1.50%) 5.173% 9/15/2042 (a)(h)(i)	8,227	8,239
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 5.414% 5/15/2039 (a)(h)(i)	486	486
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 4.937% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (a)(b)(h)	3,395	3,392
SHR Trust, Series 2024-LXRY, Class D, (1-month USD CME Term SOFR + 3.60%) 7.273% 10/15/2041 (a)(h)(i)	1,901	1,901
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 5.623% 1/15/2039 (a)(h)(i)	2,000	1,995
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.314% 2/15/2042 (a)(h)(i)	3,613	3,562
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class E, (1-month USD CME Term SOFR + 3.29%) 7.013% 2/15/2042 (a)(h)(i)	1,620	1,596
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724% 6/15/2050 (h)	1,915	1,876
Capital Group U.S. Multi-Sector Income ETF — Page 23 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.264% 8/15/2050 (h)(i)	USD791	$747
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (a)(h)(i)	1,658	1,651
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048 (h)(i)	3,000	2,970
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051 (h)	967	930
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class B, 6.821% 7/15/2057 (h)(i)	3,600	3,732
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.334% 11/15/2057 (h)(i)	903	926
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class B, 6.394% 5/15/2058 (h)(i)	1,033	1,067
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class B, 6.219% 7/15/2058 (h)(i)	1,000	1,029
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.462% 11/15/2027 (a)(h)(i)	360	361
WSTN Trust, Series 2023-MAUI, Class B, 7.263% 7/5/2037 (a)(h)(i)	260	262
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 7/5/2037 (a)(h)(i)	148	149
WSTN Trust, Series 2023-MAUI, Class D, 8.748% 7/5/2037 (a)(h)(i)	2,516	2,519
		384,100
Federal agency mortgage-backed obligations 2.24%
Fannie Mae Pool #DA5999 5.50% 3/1/2054 (h)	28	28
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (h)	11,981	12,234
Fannie Mae Pool #DB5508 5.50% 6/1/2054 (h)	132	133
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (h)	12,599	12,850
Fannie Mae Pool #FS8600 6.00% 7/1/2054 (h)	3,148	3,235
Fannie Mae Pool #FS9839 6.00% 8/1/2054 (h)	224	229
Fannie Mae Pool #DC2313 5.50% 9/1/2054 (h)	41	41
Fannie Mae Pool #DC3465 6.00% 9/1/2054 (h)	270	275
Fannie Mae Pool #DC2987 6.00% 10/1/2054 (h)	173	177
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (h)	102	103
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (h)	1,496	1,526
Fannie Mae Pool #DD2543 6.00% 2/1/2055 (h)	403	412
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (h)	126	129
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (h)	41	41
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (h)	1,509	1,539
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (h)	6,238	6,362
FARM Mortgage Trust, Series 2024-1, Class B, 5.122% 10/1/2053 (a)(h)(i)	1,254	1,096
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.596% 8/1/2054 (a)(h)(i)	850	749
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (a)(h)(i)	9,144	9,220
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (h)	213	218
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (h)	790	806
Freddie Mac Pool #SD8438 5.50% 6/1/2054 (h)	28	29
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (h)	4,320	4,410
Freddie Mac Pool #SD7274 6.00% 9/1/2054 (h)	18	18
Freddie Mac Pool #SD6585 5.50% 10/1/2054 (h)	22	22
Freddie Mac Pool #SD8495 6.00% 12/1/2054 (h)	5,285	5,390
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (h)	179	182
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (h)	6,084	6,205
Freddie Mac Pool #SL0585 5.50% 3/1/2055 (h)	25	25
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (h)	1,259	1,284
Freddie Mac Pool #QX9674 6.00% 3/1/2055 (h)	213	218
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (h)	19,885	20,281
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (h)	5,153	5,256
Freddie Mac Pool #QY8605 6.00% 7/1/2055 (h)	6,230	6,355
		101,078
Capital Group U.S. Multi-Sector Income ETF — Page 24 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) 1.53%	Principal amount (000)	Value (000)
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033 (a)(h)(i)	USD224	$223
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3, 4.00% 8/25/2034 (a)(h)(i)	971	940
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2, 4.00% 8/25/2034 (a)(h)(i)	637	622
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (a)(h)(i)	545	535
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(h)(i)	1,961	1,916
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, (30-day Average USD-SOFR + 3.364%) 7.026% 1/25/2040 (a)(h)(i)	4,700	4,766
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.212% 5/25/2043 (a)(h)(i)	285	297
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(h)	4,499	4,302
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class B2, (30-day Average USD-SOFR + 7.864%) 11.526% 9/25/2048 (a)(h)(i)	2,500	2,847
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 8.876% 1/25/2050 (a)(h)(i)	2,000	2,213
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.026% 1/25/2050 (a)(h)(i)	2,240	2,491
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 8.576% 2/25/2050 (a)(h)(i)	633	696
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 11.376% 3/25/2050 (a)(h)(i)	440	529
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 13.776% 8/25/2050 (a)(h)(i)	6,430	8,503
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA4, Class B2, (30-day Average USD-SOFR + 9.514%) 13.176% 9/25/2050 (a)(h)(i)	1,210	1,576
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.179% 10/25/2050 (a)(h)(i)	4,680	6,437
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, (30-day Average USD-SOFR + 7.40%) 11.062% 11/25/2050 (a)(h)(i)	1,180	1,443
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 9.312% 12/25/2050 (a)(h)(i)	2,430	2,832
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (a)(b)(h)	4,577	4,449
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (a)(h)(i)	3,089	3,119
IRV Trust, Series 2025-200P, Class B, 5.44% 3/14/2047 (a)(h)(i)	2,750	2,740
IRV Trust, Series 2025-200P, Class C, 5.73% 3/14/2047 (a)(h)(i)	3,273	3,250
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (a)(b)(h)	5,787	5,817
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.069% 10/25/2055 (a)(h)(i)	6,222	6,224
Tricon Residential Trust, Series 2023-SFR1, Class E, 7.977% 7/17/2040 (a)(h)	100	101
		68,868
Total mortgage-backed obligations		554,046
Asset-backed obligations 8.08% Auto loan 2.59%
American Credit Acceptance Receivables Trust, Series 2023-1, Class E, 9.79% 12/12/2029 (a)(h)	3,225	3,319
American Credit Acceptance Receivables Trust, Series 2022-4, Class E, 10.00% 1/14/2030 (a)(h)	6,480	6,558
American Credit Acceptance Receivables Trust, Series 2023-4, Class E, 9.79% 8/12/2031 (a)(h)	8,071	8,486
American Credit Acceptance Receivables Trust, Series 2023-3, Class E, 9.54% 10/14/2031 (a)(h)	8,071	8,413
American Credit Acceptance Receivables Trust, Series 2024-2, Class E, 7.87% 11/12/2031 (a)(h)	3,889	4,003
American Credit Acceptance Receivables Trust, Series 2024-1, Class E, 7.98% 11/12/2031 (a)(h)	5,980	6,156
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class E, 7.30% 10/15/2032 (a)(h)	750	746
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027 (a)(h)	92	92
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class C, 7.05% 2/22/2028 (a)(h)	187	189
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-1A, Class D, 6.36% 8/21/2028 (a)(h)	10,353	10,375
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (a)(h)	578	587
Capital Group U.S. Multi-Sector Income ETF — Page 25 of 37

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6A, Class D, 7.37% 12/20/2029 (a)(h)	USD997	$1,013
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (a)(h)	1,541	1,561
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1A, Class D, 7.20% 6/20/2030 (a)(h)	3,962	3,977
CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030 (a)(h)	3,000	3,252
CPS Auto Receivables Trust, Series 2024-A, Class E, 8.42% 8/15/2031 (a)(h)	700	726
CPS Auto Receivables Trust, Series 2024-C, Class E, 8.04% 3/15/2032 (a)(h)	1,125	1,162
CPS Auto Receivables Trust, Series 2025-C, Class E, 6.59% 2/15/2033 (a)(h)	1,852	1,818
CPS Auto Receivables Trust, Series 2026-A, Class E, 6.66% 8/15/2033 (a)(h)	4,318	4,213
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033 (a)(h)	118	119
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033 (a)(h)	136	139
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (a)(h)	1,751	1,763
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.75% 11/15/2030 (a)(h)	2,212	2,376
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(h)	1,014	1,085
Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031 (a)(h)	1,100	1,174
Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031 (a)(h)	1,351	1,452
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031 (a)(h)	1,170	1,206
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (h)	2,659	2,642
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028 (a)(h)	584	585
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (a)(h)	397	404
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030 (a)(h)	950	1,004
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030 (a)(h)	1,010	1,089
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (a)(h)	1,170	1,220
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028 (a)(h)	203	206
Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028 (a)(h)	300	304
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(h)	478	469
Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030 (a)(h)	233	242
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (a)(h)	250	255
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (a)(h)	3,298	3,315
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029 (a)(h)	1,414	1,400
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031 (a)(h)	250	259
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (a)(h)	3,831	3,890
Hertz Vehicle Financing, LLC, Series 2025-2A, Class D, 8.34% 9/25/2031 (a)(h)	1,310	1,315
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/26/2031 (a)(h)	453	461
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (a)(h)	115	115
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029 (a)(h)	543	544
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031 (a)(h)	512	512
Prestige Auto Receivables Trust, Series 2024-2A, Class E, 6.75% 11/17/2031 (a)(h)	1,439	1,392
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class B, 5.497% 4/25/2034 (a)(h)	5,142	5,125
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (h)	138	140
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (h)	3,327	3,307
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (a)(h)	1,891	1,891
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029 (a)(h)	3,000	3,042
Westlake Automobile Receivables Trust, Series 2026-1A, Class D, 4.75% 7/15/2031 (a)(h)	5,576	5,525
		116,613
Other asset-backed securities 2.33%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (a)(h)	775	776
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (a)(h)	655	655
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (a)(h)	729	735
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 6.576% 2/16/2050 (a)(h)	347	350
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (a)(h)	139	141
Capteris Equipment Finance, Series 2026-1A, Class A2, 4.44% 9/20/2033 (a)(h)	4,945	4,942
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(h)	1,166	1,175
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (a)(h)	3,957	3,913
Capital Group U.S. Multi-Sector Income ETF — Page 26 of 37

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (a)(h)	USD160	$160
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036 (a)(h)	4,839	4,889
CFG Investments, Ltd., Series 2025-1, Class B, 9.16% 3/25/2036 (a)(h)	477	486
CFG Investments, Ltd., Series 2025-1, Class C, 12.72% 3/25/2036 (a)(h)	400	414
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (a)(h)	3,015	3,018
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(h)	458	464
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (a)(h)	1,529	1,540
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(h)	4,696	4,696
EquipmentShare, Series 2025-1M, Class B, 6.31% 9/26/2033 (a)(h)	1,063	1,063
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (a)(h)	3,049	3,048
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (a)(h)	4,221	4,210
Global SC Finance SRL, Series 2025-1H, Class B, 7.848% 9/20/2045 (a)(h)	6,784	6,768
Ledn Issuer Trust, Series 2026-1A, Class A, 6.748% 2/25/2041 (a)(h)	3,565	3,583
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (a)(h)	7,830	7,729
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (a)(h)	830	839
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(h)	201	169
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (a)(h)	3,473	2,238
Oaktree ABF Equipment ST, LLC, Series 2026-1A, Class A2, 4.50% 10/17/2033 (a)(h)	1,247	1,250
OHS Issuer, LLC, Series 2026-1, Class A2, 5.98% 2/25/2061 (a)(h)	7,140	7,018
OWN Equipment Fund III, Series 2025-2M, Class A, 5.42% 3/27/2034 (a)(h)	16,681	16,646
OWN Equipment Fund III, Series 2025-2M, Class B, 6.49% 3/27/2034 (a)(h)	881	883
OWN Equipment Fund III, Series 2025-2M, Class C, 8.77% 3/27/2034 (a)(h)	577	586
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (a)(h)	254	254
Pagaya AI Debt Selection Trust, Series 2026-1, Class B, 5.37% 9/15/2033 (a)(h)	1,760	1,757
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (a)(h)	509	508
Reach Financial, LLC, Series 2026-1A, Class C, 4.80% 2/15/2033 (a)(h)	2,109	2,096
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (a)(h)	433	444
SCF Equipment Trust, LLC, Series 2025-2A, Class D, 5.33% 6/20/2036 (a)(h)	573	569
SCF Equipment Trust, LLC, Series 2025-2A, Class E, 6.21% 6/20/2036 (a)(h)	1,444	1,454
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (a)(h)	2,447	2,448
Textainer Marine Containers, Ltd., Series 2025-1H, Class B, 8.06% 7/23/2050 (a)(h)	4,519	4,514
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (a)(h)	475	472
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class C, 5.13% 3/15/2034 (a)(h)	510	506
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (a)(h)	533	531
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (a)(h)	1,042	1,037
Zayo Issuer, LLC, Series 2025-2A, Class A2, 5.953% 6/20/2055 (a)(h)	2,000	2,038
Zayo Issuer, LLC, Series 2025-2A, Class B, 6.586% 6/20/2055 (a)(h)	2,000	2,049
		105,061
Collateralized loan obligations 1.52%
ARES CLO, Ltd., Series 2021-62, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.738% 1/25/2034 (a)(h)(i)	4,710	4,708
ARES CLO, Ltd., Series 2022-65A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.518% 7/25/2034 (a)(h)(i)	3,636	3,609
Battalion CLO, Ltd., Series 2018-12A, Class DRR, (3-month USD CME Term SOFR + 2.60%) 6.253% 5/17/2031 (a)(h)(i)	6,944	6,853
Canyon Capital CLO, Ltd., Series 2023-1A, Class D1R, (3-month USD CME Term SOFR + 2.85%) 6.522% 10/15/2038 (a)(h)(i)	2,000	1,974
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.85%) 6.518% 10/20/2032 (a)(h)(i)	2,820	2,771
Fortress Credit BSL, Ltd., CLO, Series 2020-1A, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.368% 10/20/2033 (a)(h)(i)	5,169	5,172
Fortress Credit BSL, Ltd., CLO, Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 5.521% 4/23/2036 (a)(h)(i)	3,318	3,320
Fortress Credit BSL, Ltd., CLO, Series 2023-3A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.421% 1/23/2037 (a)(h)(i)	2,614	2,601
Capital Group U.S. Multi-Sector Income ETF — Page 27 of 37

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Galaxy CLO, Ltd., Series 2024-33A, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.411% 4/20/2037 (a)(h)(i)	USD7,241	$7,245
Harvest US CLO, Ltd., Series 2023-1A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.422% 1/15/2037 (a)(h)(i)	1,887	1,870
Ocean Trails CLO, Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 6.768% 7/20/2034 (a)(h)(i)	3,000	2,831
Sound Point CLO, Ltd., Series 2022-1A, Class BR, (3-month USD CME Term SOFR + 1.75%) 5.418% 4/20/2035 (a)(h)(i)	9,950	9,951
Steele Creek CLO, Ltd., Series 2019-2A, Class CRR, (3-month USD CME Term SOFR + 1.80%) 5.472% 7/15/2032 (a)(h)(i)	2,846	2,838
Steele Creek CLO, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.80%) 6.472% 7/15/2032 (a)(h)(i)	2,230	2,180
Trinitas CLO, Ltd., Series 2020-12A, Class B1R2, (3-month USD CME Term SOFR + 1.55%) 5.218% 4/25/2033 (a)(h)(i)	2,636	2,630
Trinitas CLO, Ltd., Series 2020-12A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.658% 4/25/2033 (a)(h)(i)	1,090	1,086
Trinitas CLO, Ltd., Series 2021-17A, Class B1R, (3-month USD CME Term SOFR + 1.65%) 5.318% 10/20/2034 (a)(h)(i)	7,133	7,106
		68,745
Credit card 1.15%
Avant Credit Card Master Trust, Series 2024-2A, Class D, 8.98% 5/15/2029 (a)(h)	5,000	5,018
Avant Credit Card Master Trust, Series 2024-2A, Class E, 13.41% 5/15/2029 (a)(h)	4,750	4,814
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (a)(h)	172	173
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (a)(h)	479	477
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (a)(h)	372	371
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (a)(h)	448	446
Mission Lane Credit Card Master Trust, Series 2024-A, Class D, 10.12% 8/15/2029 (a)(h)	4,000	4,014
Mission Lane Credit Card Master Trust, Series 2024-A, Class E, 13.69% 8/15/2029 (a)(h)	5,000	5,031
Mission Lane Credit Card Master Trust, Series 2025-A, Class D, 8.89% 5/15/2030 (a)(h)	4,000	3,959
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(h)	1,271	1,271
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (a)(h)	1,801	1,799
Mission Lane Credit Card Master Trust, Series 2025-C, Class D, 5.71% 12/16/2030 (a)(h)	1,209	1,202
Mission Lane Credit Card Master Trust, Series 2025-C, Class E, 7.66% 12/16/2030 (a)(h)	6,592	6,466
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(h)	8,583	8,620
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (a)(h)	1,326	1,331
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (a)(h)	854	857
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (a)(h)	953	939
Mission Lane Credit Card Master Trust, Series 2025-B, Class F, 11.21% 9/15/2031 (a)(h)	5,000	4,904
		51,692
Student loan 0.47%
Navient Education Loan Trust, Series 2025-A, Class C, 5.53% 7/15/2055 (a)(h)	1,083	1,089
Navient Education Loan Trust, Series 2025-A, Class D, 6.03% 7/15/2055 (a)(h)	859	861
Nelnet Student Loan Trust, Series 2026-A, Class B, 4.78% 2/21/2061 (a)(h)	2,343	2,317
Nelnet Student Loan Trust, Series 2026-A, Class D, 5.84% 2/21/2061 (a)(h)	7,473	7,344
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053 (a)(h)	213	193
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053 (a)(h)	102	92
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053 (a)(h)	415	421
SMB Private Education Loan Trust, Series 2025-B, Class C, 5.49% 3/17/2053 (a)(h)	1,202	1,196
SMB Private Education Loan Trust, Series 2025-B, Class D, 6.63% 3/17/2053 (a)(h)	1,246	1,251
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056 (a)(h)	4,935	5,212
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056 (a)(h)	1,000	1,032
		21,008
Capital Group U.S. Multi-Sector Income ETF — Page 28 of 37

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) 0.02%	Principal amount (000)	Value (000)
JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028) (a)(b)(h)	USD564	$569
JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028) (a)(b)(h)	458	461
		1,030
Total asset-backed obligations		364,149
Loans 1.20% Industrials 0.31%
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.517% 2/1/2028 (i)(j)	15,148	12,945
TransDigm, Inc., Term Loan N, (1-month USD CME Term SOFR + 2.50%) 6.168% 2/13/2033 (i)(j)	1,000	1,002
		13,947
Information technology 0.25%
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 7.671% 9/15/2032 (i)(j)	4,355	4,096
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.668% 3/21/2033 (i)(j)	1,700	1,363
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.614%) 8.282% 3/2/2029 (i)(j)	1,506	1,512
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.289% 5/30/2030 (i)(j)	4,143	4,152
		11,123
Consumer staples 0.16%
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 6.418% 2/12/2031 (i)(j)	231	226
TreeHouse Foods, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.25%) 7.923% 2/11/2033 (i)(j)	5,953	5,938
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.418% 5/1/2031 (i)(j)	1,173	1,181
		7,345
Communication services 0.13%
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.168% 9/27/2029 (i)(j)	1,092	1,095
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 8.918% 6/4/2029 (i)(j)	8	8
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.114%) 6.782% 12/1/2028 (i)(j)	3,535	3,539
Versant Media Group, Inc., Term Loan B, (3-month USD CME Term SOFR + 1.75%) 5.45% 1/30/2031 (i)(j)	1,080	1,080
		5,722
Health care 0.13%
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.418% 4/23/2031 (i)(j)	913	909
Owens & Minor, Inc., Term Loan, (3-month USD CME Term SOFR + 3.85%) 7.518% 3/29/2029 (i)(j)	5,264	4,756
		5,665
Financials 0.13%
Alera Group Intermediate Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.176% 5/30/2033 (i)(j)	2,135	2,067
Aretec Group, Inc., Term Loan B-4, (1-month USD CME Term SOFR + 3.00%) 6.668% 8/9/2030 (i)(j)	499	493
CRC Insurance Group, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.45% 5/6/2032 (i)(j)	810	805
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.25%) 5.92% 6/20/2030 (i)(j)	41	41
Osaic Holdings, Inc., Term Loan B1, (3-month USD CME Term SOFR + 2.50%) 6.20% 7/30/2032 (i)(j)	2,264	2,224
		5,630
Materials 0.05%
Consolidated Energy Finance SA, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.414% 11/15/2030 (i)(j)	2,500	2,407
Venator Material, LLC, Term Loan, (USD Prime Rate + 4.00%) 7.00% PIK 7/16/2026 (c)(d)(i)(j)	9	3
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 7.00% PIK 7/16/2026 (c)(d)(i)(j)	10	3
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 7.00% PIK 10/12/2028 (c)(d)(f)(i)(j)	16	5
		2,418
Capital Group U.S. Multi-Sector Income ETF — Page 29 of 37

unaudited
Bonds, notes & other debt instruments (continued) Loans (continued) Consumer discretionary 0.03%	Principal amount (000)	Value (000)
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.29% 3/11/2030 (c)(i)(j)	USD204	$204
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 1.614%) 6.00% PIK and 5.282% Cash 3/11/2030 (c)(d)(i)(j)	196	196
Hertz Corp. (The), Term Loan B, (3-month USD CME Term SOFR + 3.614%) 7.282% 6/30/2028 (i)(j)	410	299
Hertz Corp. (The), Term Loan C-EXIT, (1-month USD CME Term SOFR + 3.614%) 7.282% 6/30/2028 (i)(j)	81	59
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.25%) 7.95% 7/1/2032 (i)(j)	796	792
		1,550
Utilities 0.01%
MI Windows and Doors, LLC, Term Loan B3, (3-month USD CME Term SOFR + 2.75%) 6.418% 3/28/2031 (i)(j)	232	214
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.153% 5/17/2030 (i)(j)	63	63
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.00%) 5.668% 11/25/2032 (i)(j)	330	331
		608
Total loans		54,008
U.S. Treasury bonds & notes 1.07% U.S. Treasury 1.07%
U.S. Treasury 3.375% 11/30/2027 (k)	10,000	9,928
U.S. Treasury 4.00% 5/31/2030 (k)	3,602	3,615
U.S. Treasury 3.50% 11/30/2030 (k)	20,000	19,635
U.S. Treasury 3.75% 11/30/2032 (k)	9,500	9,298
U.S. Treasury 4.00% 11/15/2035 (k)	6,000	5,854
		48,330
Municipals 0.04% Puerto Rico 0.03%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (f)	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018 (f)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018 (f)	45	30
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020 (f)	5	3
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (f)	95	63
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021 (f)	135	90
Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023 (f)	110	73
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023 (f)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024 (f)	35	23
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025 (f)	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026 (f)	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026 (f)	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026 (f)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026 (f)	195	130
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027 (f)	30	20
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028 (f)	110	73
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028 (f)	30	20
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (f)	80	53
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036 (f)	160	107
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037 (f)	30	20
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040 (f)	175	116
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042 (f)	45	30
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, 3.469% 7/1/2017 (f)	130	87
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (f)	35	23
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022 (f)	325	216
		1,210
Capital Group U.S. Multi-Sector Income ETF — Page 30 of 37

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Bonds, notes & other debt instruments (continued) Municipals (continued) California 0.01%	Principal amount (000)	Value (000)
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	USD430	$437
Texas 0.00%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043 (a)	187	9
Total municipals		1,656
Total bonds, notes & other debt instruments (cost: $4,396,907,000)		4,348,607
Common stocks 0.03% Consumer discretionary 0.03%	Shares
Aimbridge Topco, LLC (c)(g)	17,246	1,234
Information technology 0.00%
Diebold Nixdorf, Inc. (g)	3,082	232
Materials 0.00%
Venator Materials PLC (c)(g)	90	— (l)
Total common stocks (cost: $1,912,000)		1,466
Convertible bonds & notes 0.12% Information technology 0.12%	Principal amount (000)
Strategy, Inc., convertible notes, 0% 12/1/2029	USD6,400	5,328
Total convertible bonds & notes (cost: $5,708,000)		5,328
Convertible stocks 0.11% Information technology 0.11%	Shares
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029 (g)	112,600	5,068
Total convertible stocks (cost: $5,630,000)		5,068
Short-term securities 2.30% Money market investments 2.30%
Capital Group Central Cash Fund 3.71% (m)(n)	1,035,173	103,507
Total short-term securities (cost: $103,499,000)		103,507
Options purchased (equity style) 0.00%
Options purchased (equity style)*		25
Total options purchased (equity style) (cost: $69,000)		25
Total investment securities 99.08% (cost $4,513,725,000)		4,464,001
Other assets less liabilities 0.92%		41,429
Net assets 100.00%		$4,505,430
Capital Group U.S. Multi-Sector Income ETF — Page 31 of 37

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*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2026 (000)
Call
3 Month SOFR Futures Option	198	12/11/2026	USD98.00	USD495	$25
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	1,115	6/30/2026	USD231,302	$(1,227)
5 Year U.S. Treasury Note Futures	Long	3,456	6/30/2026	373,869	(3,587)
10 Year Euro-Bund Futures	Short	30	6/8/2026	(4,348)	119
10 Year U.S. Treasury Note Futures	Short	637	6/18/2026	(70,737)	1,365
10 Year Ultra U.S. Treasury Note Futures	Short	1,241	6/18/2026	(140,873)	2,909
30 Year U.S. Treasury Bond Futures	Long	604	6/18/2026	68,780	(2,157)
30 Year Ultra U.S. Treasury Bond Futures	Short	119	6/18/2026	(13,871)	329
					$(2,249)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	15,597	EUR	13,328	Citibank	4/14/2026	$183
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
4.834%	Annual	SOFR	Annual	10/19/2026	USD13,500	$142	$—	$142
4.0715%	Annual	SOFR	Annual	11/15/2026	80,000	264	—	264
4.161%	Annual	SOFR	Annual	12/26/2026	35,000	155	—	155
3.256%	Annual	SOFR	Annual	10/27/2027	135,000	(1,170)	—	(1,170)
4.103%	Annual	SOFR	Annual	12/23/2027	82,000	706	—	706
4.692%	Annual	SOFR	Annual	9/29/2028	16,200	492	—	492
4.077%	Annual	SOFR	Annual	12/23/2029	83,000	1,522	—	1,522
3.491%	Annual	SOFR	Annual	12/11/2030	205,000	(1,176)	—	(1,176)
4.0685%	Annual	SOFR	Annual	12/23/2031	25,000	556	—	556
Capital Group U.S. Multi-Sector Income ETF — Page 32 of 37

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Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
4.6415%	Annual	SOFR	Annual	9/29/2033	19,500	$1,216	$—	$1,216
4.407%	Annual	SOFR	Annual	11/3/2033	3,000	138	—	138
SOFR	Annual	3.456%	Annual	1/2/2034	55,000	1,156	—	1,156
SOFR	Annual	3.5065%	Annual	9/12/2035	140,000	4,026	—	4,026
SOFR	Annual	3.5575%	Annual	10/27/2035	115,000	2,798	—	2,798
4.5965%	Annual	SOFR	Annual	11/2/2038	2,300	147	—	147
3.9515%	Annual	SOFR	Annual	11/15/2039	22,000	(166)	—	(166)
4.5595%	Annual	SOFR	Annual	11/2/2043	1,500	85	—	85
3.901%	Annual	SOFR	Annual	11/21/2044	7,200	(236)	—	(236)
SOFR	Annual	3.364%	Annual	5/15/2049	10,700	1,365	—	1,365
SOFR	Annual	3.268%	Annual	5/15/2049	750	107	—	107
SOFR	Annual	3.6455%	Annual	10/21/2049	16,000	1,295	—	1,295
SOFR	Annual	3.6675%	Annual	12/9/2049	11,000	849	—	849
4.392%	Annual	SOFR	Annual	9/29/2053	4,400	182	—	182
SOFR	Annual	3.2845%	Annual	1/2/2054	11,700	1,694	—	1,694
SOFR	Annual	3.5625%	Annual	12/6/2054	4,700	464	—	464
						$16,611	$—	$16,611
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
iTraxx Europe S45	1.00%	Quarterly	6/20/2031	EUR42,640	$(693)	$(725)	$32
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount(o) (000)	Value at 3/31/2026(p) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
5.00%	Quarterly	CDX.NA.HY.S46	6/20/2031	USD362,925	$18,008	$14,669	$3,339
1.00%	Quarterly	CDX.NA.IG.S46	6/20/2031	14,274	250	235	15
					$18,258	$14,904	$3,354
Investments in affiliates (n)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 2.30%
Money market investments 2.30%
Capital Group Central Cash Fund 3.71% (m)	$97,295	$339,749	$333,514	$(9)	$(14)	$103,507	$1,185
Capital Group U.S. Multi-Sector Income ETF — Page 33 of 37

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Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (c)(d)	2/17/2026	$4,788	$4,788	0.11%
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024 - 8/9/2024	995	1,011	0.03
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (d)	6/23/2023 - 9/25/2025	451	510	0.01
Sasol Financing USA, LLC 8.75% 5/3/2029	4/15/2024 - 9/27/2024	485	500	0.01
		$6,719	$6,809	0.16%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,350,565,000, which represented 52.17% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	Value determined using significant unobservable inputs.
(d)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)	Scheduled interest and/or principal payment was not received.
(g)	Non-income producing.
(h)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(i)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(j)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $54,008,000, which represented 1.20% of the net assets of the fund.

(k)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $42,593,000, which represented 0.95% of the net assets of the fund.
(l)	Amount less than one thousand.
(m)	Rate represents the seven-day yield at 3/31/2026.
(n)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
(o)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(p)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Capital Group U.S. Multi-Sector Income ETF — Page 34 of 37

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Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.  Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $19,078,000. The average month-end notional amount of futures contracts while held was $817,472,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $15,846,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $1,099,450,000 and $338,012,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group U.S. Multi-Sector Income ETF — Page 35 of 37

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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of March 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$3,321,236	$5,182	$3,326,418
Mortgage-backed obligations	—	554,046	—	554,046
Asset-backed obligations	—	364,149	—	364,149
Loans	—	53,597	411	54,008
U.S. Treasury bonds & notes	—	48,330	—	48,330
Municipals	—	1,656	—	1,656
Convertible bonds & notes	—	5,328	—	5,328
Convertible stocks	5,068	—	—	5,068
Common stocks	232	—	1,234	1,466
Short-term securities	103,507	—	—	103,507
Options purchased on futures (equity style)	25	—	—	25
Total	$108,832	$4,348,342	$6,827	$4,464,001

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,722	$—	$—	$4,722
Unrealized appreciation on open forward currency contracts	—	183	—	183
Unrealized appreciation on centrally cleared interest rate swaps	—	19,359	—	19,359
Unrealized appreciation on centrally cleared credit default swaps	—	3,386	—	3,386
Liabilities:
Unrealized depreciation on futures contracts	(6,971)	—	—	(6,971)
Unrealized depreciation on centrally cleared interest rate swaps	—	(2,748)	—	(2,748)
Total	$(2,249)	$20,180	$—	$17,931

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviation(s)
AGI = Assured Guaranty insured
AMT = Alternative Minimum Tax
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
Dev. = Development
Dist. = District
EUR = Euros
EURIBOR = Euro Interbank Offered Rate

Facs. = Facilities
ICE = Intercontinental Exchange, Inc.
PIK = Payment In Kind
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Capital Group U.S. Multi-Sector Income ETF — Page 36 of 37

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Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
ETGEFP1-308-0526
Capital Group U.S. Multi-Sector Income ETF — Page 37 of 37